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Oppenheimer Money Fund/VA
A series of Oppenheimer Variable Account Funds




Prospectus dated May 1, 1999



     Oppenheimer Money Fund/VA is a money market mutual fund. Its goal is to seek the maximum current income from investments in money market securities that is consistent with low capital risk and the maintenance of liquidity.

     Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product.

     This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund seeks maximum current income from investment in money market securities consistent with low capital risk and the maintenance of liquidity.


What Does the Fund Invest In? The Fund is a money market fund. It invests in a variety of high-quality money market securities to seek current income. Money market securities are short-term debt instruments issued by the U.S. government, domestic and foreign corporations or financial institutions and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations maturing in 397 days or less.

Who Is the Fund Designed For? The Fund's shares are available only as an underlying investment option for certain variable annuities, variable life insurance policies and insurance company separate accounts. The Fund is an option under those insurance products for investors who want to earn income at current money market rates while preserving the value of their investment, because the Fund is managed to keep its share price stable at $1.00. The Fund does not invest for the purpose of seeking capital appreciation or gains.

Main Risks of Investing in the Fund

All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Fund is a money market fund that seeks income by investing in short-term debt securities that must meet strict credit and maturity standards set by its Board of Trustees following special rules for money market funds under federal law. Those rules require the Fund to maintain

o high credit quality in its portfolio,

o a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Fund's securities and diversification of the Fund's investments among issuers to reduce the effects of a default by any one issuer on the value of the Fund's shares.

     Even so, there are risks that one or more of the Fund's investments could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the investment (and the Fund's share price) to fall. If insurance products holding Fund shares redeem them at a rate greater than anticipated by the Manager, the Fund might have to sell portfolio securities prior to their maturity at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share. Income on short-term securities tends to be lower than income on longer term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed income funds.

The Fund's investment manager, OppenheimerFunds, Inc., tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. However, an investment in the Fund is not a complete investment program. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance

The bar chart and table below show how the Fund's returns may vary over time, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and its average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 1.17%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 2.38% (2nd Q '89) and the lowest return for a calendar quarter was 0.77% (2nd Q'93).

------------------------------- ----------------------------
---------------------------- ----------------------------
Average Annual Total
Returns for the periods
ended December 31, 1998    1 Year      5 Years      10 Years

Oppenheimer Money          5.25%        5.10%        5.61%
Fund/VA
------------------------------- ----------------------------
---------------------------- ----------------------------

The returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all distributions have been reinvested in additional shares.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names

The total returns are not the Fund's current yield. The Fund's current yield more closely reflects the Fund's current earnings.


To obtain the Fund's current 7-day yield, call the Transfer Agent toll-free at 1-888-470-0861.

-----------------

1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no name designation, and the performance shown is for that class. The other class of shares, Class 2, are not offered in this Prospectus. About the Fund's Investments

The Fund's Principal Investment Policies. The Fund invests in short-term money market securities meeting quality standards established for money market funds under the Investment Company Act. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based on the Manager's evaluation of investment opportunities. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

     |X| What Types of Money Market Securities Does the Fund Invest In? The following is a brief description of the types of money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. All of the Fund's investments must meet the special quality requirements set under the Investment Company Act and described briefly below.

     |_| U.S. Government Securities. These are obligations issued or guaranteed by the U.S. government or any of its agencies or federally-chartered corporations referred to as instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. That means the U.S. government pledges its taxing power to make timely payments in interest and to repay principal on the obligation. Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.

     Some U.S. government securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal National Mortgage Corporation (Fannie Mae). Others may be supported only by the credit of the instrumentality, such as obligations of Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund's investing in U.S. government securities does not mean that its share price or returns are guaranteed or backed by the U.S. government.

     |_| Bank Obligations. The Fund can invest in time deposits, certificates of deposit and bankers' acceptances. These investments must be:

      -- obligations of a domestic bank having total assets of at least $1 billion, or

     -- U.S. dollar-denominated obligations of a foreign bank with total assets of at least U.S. $1 billion.

         |_| Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company.

         |_| Corporate Obligations. The Fund can invest in other short-term corporate debt obligations, besides commercial paper.

          |_| Other Money Market Obligations. The Fund can invest in other money market obligations that are subject to repurchase agreements or guaranteed as to their principal and interest by a domestic bank or by a corporation whose commercial paper may be purchased by the Fund. The bank must meet credit criteria set by the Fund's Board of Trustees.

          The Fund can buy other money market instruments that its Board of Trustees approves from time to time. They must be U.S. dollar-denominated short-term investments that the Manager has determined to have minimal credit risks. They also must be of "high quality" as determined by a national rating organization. To a limited extent the Fund may buy an unrated security that the Manager determines to have met those qualifications.

          The Fund can also purchase floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements. The Fund's investments in them may be subject to restrictions adopted by the Board from time to time.

          |X| What are the Fund's Credit Quality and Maturity Standards? Debt instruments, including money market instruments, are subject to credit risk, which is the risk that the issuer might not make timely payments of interest on the security nor repay principal when it is due. The Fund may buy only those securities that meet standards set in the Investment Company Act for money market funds. The Fund's Board has adopted procedures to evaluate securities that are being considered for the Fund's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.

          In general, those procedures require that securities be rated in one of the two highest short-term rating categories of two national rating organizations. At least 95% of the Fund's assets must be invested in securities of issuers with the highest credit rating. No more than 5% of the Fund's assets can be invested in securities with the second highest credit rating. In some cases, the Fund can buy securities rated by one rating organization or unrated securities that the Manager judges to be comparable in quality to the two highest rating categories.

               The procedures also limit the percentage of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Fund's investment risks. A security's maturity must not exceed 397 days. Finally, the Fund must maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.

               |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

               Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

               |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks but are also subject to the Fund's credit and maturity standards. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

               |X| Floating Rate/Variable Rate Notes. The Fund can purchase notes that have floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market index for such investments, such as the prime rate of a bank. If the maturity of a note is more than 397 days, the Fund can buy it if it has a demand feature. That feature must permit the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from the date of purchase.

               |X| Obligations of Foreign Banks and Foreign Branches of U.S. Banks. The Fund can invest in U.S. dollar-denominated securities of foreign banks having total assets at least equal to U.S. $1 billion. It can also buy U.S. dollar-denominated securities of foreign branches of U.S. banks. These securities have additional investment risks compared to obligations of domestic branches of U.S. banks. Risks that may affect the foreign bank's ability to pay its debt include:

               |_| political and economic developments in the country in which the bank or branch is located,

               |_| imposition of withholding taxes on interest income payable on the securities,

               |_| government seizure or nationalization of foreign deposits,

               |_| the establishment of exchange control regulations and

               |_| the adoption of other governmental restrictions that might limit the repayment of principal and/or payment of interest on those securities.

               Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.

     |X| Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements. They represent an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

     |X| Asset-Backed Securities. The Fund can invest in asset-backed securities. These are fractional interests in pools of consumer loans or other trade receivables, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the Fund.


     These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee (by a bank or broker) or a preference right. However, the credit enhancement may apply only to a fraction of the security's value. If the issuer of the security has no security interest in the assets that back the pool, there is a risk that the Fund could lose money if the issuer defaults on its obligation to pay interest and repay the principal.

     |X| Repurchase Agreements. The Fund can enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. The Fund's repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund might incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less. It cannot invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     |X| Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have a contractual limit on resale or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. That limit may not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.
     The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

     |X| Portfolio Manager. The portfolio managers of the Fund are Arthur J. Zimmer and Carol E. Wolf. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Mr. Zimmer has had that responsibility since June 1998, and Ms.Wolf since July 1998. Each is also a Vice President of the Fund. Mr. Zimmer is a Senior Vice President and Ms. Wolf is a Vice President of the Manager. Each serves as an officer and portfolio manager for other Oppenheimer funds and has been an officer of the Manager since 1990.

     |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.450% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.400% of the next $500 million, and 0.375% of average annual net assets in excess of $1.5 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.45% of the Fund's average annual net assets.

     |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.


Investing in the Fund


How to Buy, and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

     Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling share of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.

     |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The net asset value will normally remain at $1.00 per share. However, there are no guarantees that the Fund will be able to maintain a net asset value of $1.00 per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

     The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

     The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. Under a policy adopted by the Fund's Board of Trustees, the Fund uses the amortized cost method to value its securities to determine the Fund's net asset value.

     The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

     |X| Classes of Shares. The Fund offers two different classes of shares. The class of shares offered by this Prospectus has no "name" designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses.

     This prospectus may not be used to offer or sell Class 2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's prospectus that offers Class 2 shares. That prospectus may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc., by calling toll-free at 1-888-470-0861.

How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

     The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 a.m. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends and Taxes

Dividends. The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

     All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the participating insurance company's separate account (unless the participating insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains distributions. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

Taxes. For a discussion of the tax status of a variable annuity contract or variable life insurance policy or other insurance investment product, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through variable annuity contracts, variable life insurance policies or other insurance company separate accounts, dividends paid by the Fund from net investment income and distributions (if any) of its net realized short-term or long-term capital gains will be taxable, if at all, to the participating insurance company.

     This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company about the effect of an investment in the Fund under your contract or policy.


Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.


FINANCIAL HIGHLIGHTS                                   Year Ended December 31,
                                                       1998
1997             1996          1995        1994
=======================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                      $1.00
$1.00            $1.00         $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                     .05
 .05              .05           .06         .04
Dividends and distributions to shareholders                (.05)
(.05)            (.05)         (.06)       (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $1.00
$1.00            $1.00         $1.00       $1.00
                                                          ======
======           ======        ======      ======
=======================================================================================================================
Total Return(1)                                            5.25%
5.31%            5.13%         5.62%       4.25%
=======================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $151,799
$126,782         $129,719       $65,386     $89,671
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $137,633
$133,707          $99,263       $75,136     $90,264
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                      5.12%
5.19%            5.01%         5.52%       4.18%
Expenses                                                   0.50%
0.48%            0.49%         0.51%       0.43%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.




For More Information About Oppenheimer Money Fund/VA:

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:




You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:



By Telephone:
Call OppenheimerFunds Services toll-free:
1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0660.001.0599 Printed on recycled paper.








                                                    Appendix to Prospectus of
                                                    Oppenheimer Money Fund/VA
                                        (a series of Oppenheimer Variable
                                                  Account Funds)


     Graphic material included in the Prospectus of Oppenheimer Money Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/89                                                      9.56%
12/31/90                                                      7.84%
12/31/91                                                      6.18%
12/31/92                                                      4.03%
12/31/93                                                      3.16%
12/31/94                                                      4.21%
12/31/95                                                      5.62%
12/31/96                                                      5.13%
12/31/97                                                      5.32%
12/31/98                                                      5.25%

(OppenheimerFunds logo)



Oppenheimer High Income Fund/VA
A series of Oppenheimer Variable Account Funds




Prospectus dated May 1, 1999



Oppenheimer High Income Fund/VA is a mutual fund that seeks a high level of current income. The Fund invests primarily in lower-grade, high-yield debt securities.

     Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product.

     This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.






As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.







Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights


About the Fund

The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund seeks a high level of current income from investment in high-yield fixed income securities.

What Does the Fund Invest In? The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers. The Fund's investments typically include:

     o lower-grade, high-yield domestic and foreign corporate bonds and notes (these are the main focus of the Fund's portfolio), mortgage-related securities and asset-backed securities, preferred stocks,

     o "structured" notes, foreign government bonds and notes, and

     o "zero-coupon" and "step" bonds.

     The Fund can invest without limit in high-yield, lower grade fixed-income securities, commonly called "junk bonds." Lower-grade securities are below investment-grade securities, and are rated "Baa" by Moody's Investors Service or below "BBB" by Standard & Poor's or have comparable ratings by other nationally-recognized rating organizations (or, in the case of unrated securities, have comparable ratings assigned by the Fund's investment manager, OppenheimerFunds, Inc.).

     The Fund's foreign investments can include securities of issuers in developed markets as well as emerging markets, which have special risks. The Fund can also invest in loan participations and can use hedging instruments and certain derivative investments, primarily mortgage-related securities and "structured" notes, to try to increase income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

|X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in different market sectors, industries and countries. The portfolio managers' overall strategy is to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in lower-grade, high yield debt instruments. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

|_| Securities offering high current income,

|_| Issuers in industries that are currently undervalued,

|_| Issuers with strong cash flows,

|_| Changes in the business cycle that might affect corporate profits.

     The Fund's diversification strategies, both with respect to securities issued by different companies and within different industries, are intended to reduce the volatility of the Fund's share prices while providing opportunities for high current income.

Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a portfolio emphasizing lower-grade domestic and foreign debt securities. Those investors should be willing to assume the special risks of lower-grade debt securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All investments carry risks to some degree. The Fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk"), or the change in value of particular bonds because of an event affecting the issuer (this is known as "credit risk"). The Fund can also invest in foreign debt securities. Therefore, it will be subject to the risks of economic, political or other events that can affect the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect debt securities prices (this is known as "interest rate risk").

     These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

     The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

     However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

     |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. The Fund's investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

     |_| Special Risks of Lower-Grade Securities. Because the Fund can invest without limit in securities below investment grade to seek high income and emphasizes these securities in its investment program, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

     |X| Interest Rate Risks. The values of debt securities, including government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

     |X| Risks of Foreign Investing. The Fund can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. The Fund normally invests part of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.

     The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

     The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

     |X| Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

     The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. The Fund might have to reinvest the proceeds of prepaid securities in new securities offering lower yields. Additionally, the Fund can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

     |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and mortgage-related securities are examples of derivatives the Fund can use.

     If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Foreign debt securities, particularly those of issuers in emerging markets, and high yield securities can be volatile, and the price of the Fund's shares can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high yield market. The Fund's security diversification strategy may help cushion the Fund's shares prices from that volatility, but debt securities are subject to other credit and interest rate risks that can affect their values and the share prices of the Fund. The Fund generally has more risks than bond funds that focus on U. S. government securities and investment-grade bonds but may be less volatile than funds that focus solely on investments in a single foreign sector, such as emerging markets.

     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]





------------------------
1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no name designation, and the performance shown is for that class. The other class of shares, Class 2 shares, is not offered in this Prospectus.



For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 3.51%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 13.07% (1st Q '91) and the lowest return (not annualized) for a calendar quarter was -7.12% (3rd Q '98).


Average  Annual Total  Returns
for the periods ended          1 Year    5 Years      10 Years
December 31, 1998

Oppenheimer High Income       0.31%       8.62%     12.71%
Fund/VA


Merrill Lynch High Yield     3.66%b      9.01%      11.08%
Master Index


The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests mainly in high yield corporate bonds, the Fund's performance is compared to the Merrill Lynch High Yield Master Index, an unmanaged index of U.S. corporate and government bonds that is a measure of the performance of the high-yield corporate bond market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more details about the Fund's investment policies and risks.

     A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. While the Fund's investments may be investment grade or below investment grade in credit quality, it is expected to invest mainly in lower-grade securities, commonly called "junk bonds." They typically offer higher yields than investment-grade bonds, because investors assume greater risks of default of these securities. The ratings definitions of the principal national rating organizations is included in Appendix A to the Statement of Additional Information.

          The Fund has no limit on the range of maturity of the debt securities it can buy, and therefore may hold obligations with short, medium or long-term maturities. However, longer term securities typically offer higher yields than shorter-term securities and therefore the Fund will focus on longer-term debt to seek higher income. However, longer-term securities fluctuate more in price when interest rates change than shorter-term securities.


          The Fund can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S.
     companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy.

          |X| High-Yield, Lower-Grade Fixed-Income Securities of U.S. Issuers. There are no restrictions on the amount of the Fund's assets that can be invested in debt securities below investment grade. The Fund can invest in securities rated as low as "C" or "D", in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

          The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

          While investment-grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds.

          These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

          |X| CMOs and Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

          |X| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

          The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

          If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

          If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

          |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

          |X| Foreign Debt Securities. The Fund can buy debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

          The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

          |_| Special Risks of Emerging and Developing Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. They may be very speculative. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

          These  countries  might  have  less  developed   trading  markets  and
     exchanges. Emerging market countries may have less developed legal and accounting systems, and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

          |X| "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments. Their principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

          The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

          |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

          Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

          |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

          |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective and is expected to have a portfolio turnover rate over 100% annually. Portfolio turnover affects brokerage and transaction costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

     Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

          |X| U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

          |_| U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years), and Treasury bonds (which have maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

          |_| Obligations of U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

          |X| Zero-Coupon and "Stripped" Securities. Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

          Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

          The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

          |X| Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

          |X| Preferred Stock. Unlike common stock, preferred stock typically has a stated dividend rate. Preferred stock dividends may be cumulative (they remain a liability of the company until they are paid) or non-cumulative. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.

          |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

          |X| Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

          |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

          Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

          |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal.

          The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

          Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

          If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

     Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

     Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

          The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

          The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

          The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The
     Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

          |X| Portfolio Managers.  The portfolio managers of the Fund are Thomas
     P. Reedy and David P. Negri. They are the persons principally responsible for the day-to-day management of the Fund's portfolio, Mr. Reedy since January 1998 and Mr. Negri since May 1999. Both are Vice Presidents of the Fund, and Mr. Reedy is Vice President and Mr. Negri is Senior Vice President of the Manager. They also serve as officers and portfolio managers for other Oppenheimer funds. Mr. Negri has been employed by the Manager since June 1989, Mr. Reedy since 1993.

          |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.74% of the Fund's average annual net assets.

          |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

          The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund


How to Buy and Sell Shares

     How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


          |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

          The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

          The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

          The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

          |X| Classes of Shares. The Fund offers two different classes of shares. The class of shares offered by this Prospectus has no "name" designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

          This Prospectus may not be used to offer or sell Class 2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's prospectus that offers Class 2 shares. That prospectus may be obtained without charge by contacting any participating insurance sponsor that offers Class 2 shares of the Funds as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc., by calling toll-free 1-888-470-0861.

     How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

          The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

     Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

          All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

     Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

          This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.


Financial Highlights

     The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights                                   Year Ended December 31,
                                                       1998
1997        1996          1995       1994
================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                     $11.52
$11.13      $10.63        $9.79      $11.02
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .95
 .94         .97          .98         .94
Net realized and unrealized gain (loss)                    (.90)
 .37         .58          .94       (1.27)
                                                         -------
-------     -------      -------      ------

Total income (loss) from investment operations              .05
1.31        1.55         1.92        (.33)
----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:

Dividends from net investment income                       (.25)
(.91)      (1.05)       (1.08)       (.66)
Distributions from net realized gain                       (.30)
(.01)         --           --        (.24)
                                                         -------
--------    -------      -------      ------

Total dividends and distributions to shareholders          (.55)
(.92)      (1.05)       (1.08)       (.90)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.02
$11.52      $11.13       $10.63       $9.79
                                                         =======
=======     =======      =======      ======
================================================================================================================
Total Return, at Net Asset Value(1)                        0.31%
12.21%      15.26%       20.37%      (3.18)%
================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $328,563
$291,323    $191,293     $133,451     $95,698
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $322,748
$223,617    $157,203     $115,600    $101,096
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                      8.65%
8.88%       9.18%        9.81%       9.15%
Expenses                                                   0.78%
0.82%       0.81%        0.81%       0.67%
----------------------------------------------------------------------------------------------------------------
Portfolio  turnover rate(2)                               161.4%
167.6%      125.0%       107.1%      110.1%

     1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. 2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $537,018,561 and $428,828,226, respectively.



For More Information About Oppenheimer High Income Fund/VA:


The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
     This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
     Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

     You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

     No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0640.001.0599 Printed on recycled paper.




                                          Appendix to Prospectus of
                                       Oppenheimer High Income Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                    Graphic  material  included in the Prospectus of Oppenheimer
               High Income Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                    A bar chart will be included in the  Prospectus  of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/89                                                      4.84%
12/31/90                                                      4.65%
12/31/91                                                      33.91%
12/31/92                                                      17.92%
12/31/93                                                      26.34%
12/31/94                                                      -3.18%
12/31/95                                                      20.37%
12/31/96                                                      15.25%
12/31/97                                                      12.22%
12/31/98                                                      0.31%

(OppenheimerFunds logo)




Oppenheimer Bond Fund/VA
A Series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999




     Oppenheimer Bond Fund/VA is a mutual fund that seeks a high level of current income as its primary goal. As a secondary goal, the Fund seeks capital appreciation when consistent with its goal of high current income. The Fund invests mainly in investment grade debt securities.

          Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.









     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objectives and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objectives and Investment Strategies


     What Are the Fund's Investment Objectives? The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.


What Does the Fund Invest In? Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments. The investment-grade debt securities the Fund invests in can include the following types of obligations, which in general are referred to as "bonds":

o short-, medium- and long-term foreign and U.S. government bonds and notes, o domestic and foreign corporate debt obligations, o collateralized mortgage obligations (CMOs), o other mortgage-related securities and asset-backed securities, o participation interests in loans, o "structured" notes, and o other debt obligations.

          The Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities." These include mortgage-related U.S. government securities and CMOs.

          There is no set percentage allocation of the Fund's assets among the types of securities the Fund buys to meet the 65% investment requirement, but currently the Fund focuses mainly on U.S. government securities, CMOs, and investment-grade debt securities to do so because they currently offer higher yields than money market instruments. However, if market conditions change, the Fund's portfolio managers may change the relative allocation of the Fund's assets.

          The Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. The Fund's investments in debt securities can include "zero coupon" securities and securities that have been "stripped" of their interest coupons. The Fund can invest up to 35% of its total assets in high yield debt securities and other debt securities that are below investment grade (commonly referred to as "junk bonds") and other investments such as preferred stock.

               The Fund can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

               |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt security markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The portfolio managers' overall strategy is to build a broadly diversified portfolio of debt securities. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

     |_| High current income from different types of corporate and government debt securities,

     |_| Investment-grade securities, primarily to help reduce credit risk,

     |_| Broad portfolio diversification to help reduce the volatility of the Fund's share prices,

     |_| Relative values among the debt securities market sectors.

     Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a fund that invests mainly in investment-grade debt securities, but which can also hold below-investment-grade securities to seek higher income. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in debt securities and the changes in share prices that can occur when interest rates rise. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

               All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk", or the change in value of particular bonds because of an event affecting the issuer (this is known as "credit risk"). Changes in interest rates can also affect securities prices (this is known as "interest rate risk").

               These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

               The Fund's investment Manager,  OppenheimerFunds,  Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to credit risks by limiting its investments in below-investment grade securities, as explained above. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

               However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

               |X| Credit  Risk.  Debt  securities  are subject to credit  risk.
          Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, debt securities issued by domestic and foreign corporations and by foreign governments are subject to risks of default.

               Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. Those risks can reduce the Fund's share prices and the income it earns.

               |_| Special Risks of Lower-Grade Securities. Because the Fund can invest up to 35% of its total assets in securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment grade securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk than the issuers of those securities might not meet their debt obligations. Those risks can reduce the Fund's share prices and the income it earns.

               |X| Interest Rate Risks. The values of debt securities, including U.S. government securities prior to maturity, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

               |X| Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of a security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise.

               The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

               |X| Risks of Foreign Investing. The Fund can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.

     The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

     The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

     |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and CMOs are examples of derivatives the Fund can use.

     If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

     How Risky is the Fund Overall? Debt securities are subject to credit and interest rate risks that can affect their values and the share prices of the Fund. Prepayment risks of mortgage-backed securities can cause the Fund to reinvest the proceeds of its investments in lower-yielding securities. The Fund generally has more risks than bond funds that focus on U.S. government securities but the Fund's emphasis on investment-grade securities may make its share prices less volatile than high yield bond funds or funds that focus on foreign bonds.

     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.




Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


     For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was -0.32%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

     During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 6.49% (2nd Q '89) and the lowest return (not annualized) for a calendar quarter was -1.90% (1st Q '94).


Average  Annual Total  Returns
for the periods ended           1 Year      5 Years       10 Years
December 31, 1998

Oppenheimer Bond               6.80%        7.01%          9.28%
Fund/VA

Lehman Brothers Corporate      8.47%        7.74%         9.86%
Bond Index


     The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in investment grade corporate and government debt securities, the Fund's performance is compared to the Lehman Brothers Corporate Bond Index, an unmanaged index of non-convertible investment grade corporate debt of U.S. issuers that is a measure of the general domestic bond market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

     The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

     The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

     A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. While the Fund's investments may be above or below investment grade in credit quality, the Fund invests primarily in investment-grade debt securities. However, the Fund can invest up to 35% of its net assets in below investment-grade debt securities, commonly called 'junk bonds.'

 --------------

     1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.


     They typically offer higher yields than investment-grade bonds, because investors assume the greater risks of default of those securities. The ratings definitions of the principal national rating organizations is included in Appendix A to the Statement of Additional Information.

     Investment-grade debt securities are those rated in one of the four highest categories by Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch IBCA, Inc. or other national rating organizations. They can also be unrated or "split-rated" (rated as investment grade by one rating organization but below investment grade by another), if determined by the Manager to be of comparable quality to rated investment-grade securities. The Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced below investment grade.

     The Fund can invest some of its assets in other types of securities, including common stocks, preferred stocks, and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy.

     The Fund could pursue its secondary objective of capital appreciation by investing in securities convertible into common stock. Convertible securities might allow the Fund to participate in the increase in value of the issuer's underlying common stock, by exercising the conversion right. Normally the Fund would not hold the common stock for investment, although it can hold common stock as part of the value of its net assets that is not normally expected to be invested in debt securities. Typically, convertible securities also pay income until they are converted. There may be other investment strategies that could offer the Fund opportunities for capital appreciation, such as investing in defaulted securities, but these are not expected to be a significant part of the Fund's investment program.

          U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

          |X| U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

          |X| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
     government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").


          |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

          The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

          If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

          If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

          High-Yield, Lower-Grade Debt Securities. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. Up to 35% of the Fund's assets can be invested in debt securities below investment grade under normal market conditions.

               Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service, Inc. or lower than "BBB" by Standard &
          Poor's Rating Service or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D", in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

                    The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.


                    While  investment-grade  securities  are subject to risks of non-payment of interest and principal, in general higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

                    |X| Private-Issuer  Mortgage-Backed Securities. The Fund can
               invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs that are U.S. government securities, discussed above), although in some cases they may be supported by insurance or guarantees.

                    |X| Asset-Backed  Securities.  The Fund can buy asset-backed
               securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

          Foreign Debt Securities. The Fund can buy debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

                    Foreign government debt securities might not be supported by the full faith and credit of the issuing government. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

                    |X|  Special  Risks  of  Emerging  and  Developing  Markets.
               Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

                    These  countries  might have less developed  trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

                    The  Fund  can buy  "Brady  Bonds,"  which  are  U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

                    |X|  Special  Portfolio  Diversification   Requirements.  To
               enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                    Failure by the Fund to meet those special requirements could cause  earnings on a contract  owner's  interest in an  insurance
               company   separate   account   to  be   taxable   income.   Those
               diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

          Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

          Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage and transaction costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

          Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                    |X|  Zero-Coupon  and  "Stripped"  Securities.  Some  of the
               government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

                    Zero-coupon  and stripped  securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

                    The values of interest-only  mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

                    |X|  Participation  Interests  in  Loans.  These  securities
               represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

                    |X| "When-Issued" and "Delayed-Delivery"  Transactions.  The
               Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

                    |X| Illiquid and Restricted  Securities.  Investments may be
               illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                    |X| Derivative Investments.  The Fund can invest in a number
               of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

                    Markets  underlying  securities  and  indices  may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.


                    |_| "Structured" Notes. The Fund can buy "structured" notes,
               which are specially-designed derivative debt investments. Their principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

                    The  principal  and/or  interest   payments  depend  on  the
               performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

                    |X|  Hedging.  The Fund can buy and  sell  certain  kinds of
               futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal.

                    The Fund could buy and sell  options,  futures  and  forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

                    Options  trading  involves  the payment of premiums  and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

                    If the Manager used a hedging  instrument  at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

          Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its primary investment objective, high current income.

          Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

                    The Manager,  the  Distributor  and the Transfer  Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

          The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                    The Manager  has  operated as an  investment  adviser  since
               1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                    |X| Portfolio  Managers.  The portfolio managers of the Fund
               are David P. Negri and John S. Kowalik. They have been the persons principally responsible for the day-to-day management of the Fund's portfolio, in Mr. Negri's case since January 1990 and in Mr. Kowalik's case since July 1998. Each is a Vice President of the Fund and Senior Vice President of the Manager. Each serves as an officer and portfolio manager for other Oppenheimer funds. Mr. Negri has been employed as a portfolio manager by the Manager since July 1988. Mr. Kowalik joined the Manager in July 1998 and was previously Managing Director and Senior Portfolio Manager at Prudential Global Advisers (from 1989 to June 1998).

                    |X| Advisory Fees. Under the Investment  Advisory Agreement,
               the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended March 31, 1998, was 0.72% of the Fund's average annual net assets.

                    --  Possible  Conflicts  of  Interest.  The Fund  offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                    The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

          How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

          Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


          -- At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                    The net asset value per share is  determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                    The net asset value per share is  determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                    The  offering   price  that  applies  to  an  order  from  a
               participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

          -- Classes of Shares. The Fund offers two different classes of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                    This  Prospectus  may not be used to offer  or sell  Class 2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

          How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

          The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

          Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                    All dividends (and any capital gains  distributions  will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

          Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

          Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                    This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

          The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS                               YEAR ENDED DECEMBER 31,
                                                   1998
1997           1996           1995           1994
================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                 $11.91
$11.63         $11.84         $10.78         $11.65
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
 .72                     .76            .69            .72            .76
Net realized and unrealized gain (loss)
 .07                     .28           (.15)          1.07           (.98)
                                                     ------
------         ------         ------         ------
Total income (loss) from investment
operations
 .79                    1.04            .54           1.79           (.22)

--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income
(.20)                   (.72)          (.74)          (.73)          (.62)
Distributions from net realized gain
(.18)                   (.04)          (.01)            --           (.03)
                                                     ------
------         ------         ------         ------
Total dividends and distributions
to shareholders
(.38)                   (.76)          (.75)          (.73)          (.65)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.32
$11.91         $11.63         $11.84         $10.78
                                                     ======
======         ======         ======         ======

================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)
6.80%                   9.25%          4.80%         17.00%         (1.94)%

================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)                                     $655,543
$520,078       $426,439       $211,232       $135,067
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $586,242
$449,760       $296,253       $170,929       $121,884
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income
6.31%                   6.72%          6.72%          6.91%          7.30%
Expenses
0.74%                   0.78%          0.78%          0.80%          0.57%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                             75.8%
116.9%          82.3%          79.4%          35.1%

          1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

          2. The lesser of  purchases  or sales of  portfolio  securities  for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $523,613,491 and $403,984,377, respectively.

For More Information About Oppenheimer Bond Fund/VA:

The following additional information about Oppenheimer Bond Fund/VA is available without charge upon request:

          Statement of Additional Information This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
          Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


How to Get More Information:



          You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund: By
          Telephone: Call OppenheimerFunds Services toll-free: 1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

          You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

          No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0630.001.0599 Printed on recycled paper.









                                          Appendix to Prospectus of
                                          Oppenheimer Bond Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                    Graphic  material  included in the Prospectus of Oppenheimer
               Bond Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                    A bar chart will be included in the  Prospectus  of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/89                                                      13.32%
12/31/90                                                       7.92%
12/31/91                                                      17.63%
12/31/92                                                       6.50%
12/31/93                                                      13.04%
12/31/94                                                      -1.94%
12/31/95                                                      17.00%
12/31/96                                                       4.80%
12/31/97                                                       9.26%
12/31/98                                                       6.80%

(OppenheimerFunds logo)



Oppenheimer Strategic Bond Fund/VA
A series of Oppenheimer Variable Account Funds




Prospectus dated May 1, 1999




          Oppenheimer Strategic Bond Fund/VA is a mutual fund that seeks a high level of current income principally derived from interest on debt securities. The Fund invests mainly in three market sectors: debt securities of foreign government and companies, U.S. government securities, and lower-rated high yield securities of U.S. companies. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.







          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


          What Is the Fund's Investment Objective? The Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance that income by writing covered call option on debt securities.


          What Does the Fund Invest In? The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies. Those debt securities typically include:

          o short-, medium- and long-term foreign and U.S. government bonds and notes,

          o collateralized mortgage obligations (CMOs),

          o other mortgage-related securities and asset-backed securities,

          o participation interests in loans,

          o "structured" notes,

          o  lower-grade,   high-yield   domestic  and  foreign  corporate  debt
          obligations, and o "zero-coupon" or "stripped" securities.

                    Under normal market conditions,  the Fund invests in each of those three market sectors. However, the Fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment Manager, OppenheimerFunds, Inc., believes that in doing so the Fund can achieve its objective without undue risk.

                    The Fund's foreign  investments  can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Fund can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

          |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in individual national economies. The portfolio managers' overall strategy is to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in high yield debt instruments and foreign securities. The managers may try to take advantage of the lack of correlation of price movements that may occur among the three sectors from time to time. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

          |_| Securities offering high current income,

          |_| Overall diversification for the portfolio by seeking securities whose markets and prices tend to move in different directions,

          |_| Relative values among the three major market sectors in which the Fund invests.

          Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a fund that ordinarily will have substantial investments in both domestic and foreign debt securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in debt securities, particularly high-yield and foreign securities, which have special risks. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment for investors seeking an investment with an overall sector diversification strategy. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

                    All  investments  carry  risks to some  degree.  The  Fund's investments are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk"), or the change in value of particular bonds because of an event affecting the issuer (this is known as "credit risk"). The Fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices (this is known as "interest rate risk").

                    These risks  collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                    The Manager  tries to reduce risks by carefully  researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

                    However,  changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

                    |X| Credit Risk. Debt securities are subject to credit risk.
               Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

                    |_| Special  Risks of  Lower-Grade  Securities.  Because the
               Fund can invest without limit in securities below investment grade to seek high current income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

                    |X| Risks of  Foreign  Investing.  The Fund can  invest  its
               assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. The Fund normally invests significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.

                    The change in value of a foreign  currency  against the U.S.
               dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

                    The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

                    |_|  Special  Risks  of  Emerging  and  Developing  Markets.
               Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

                    These  countries  might have less developed  trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

                    |X|  Interest  Rate  Risks.  The prices of debt  securities,
               including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

                    |X|  Prepayment  Risk.   Prepayment  risk  occurs  when  the
               mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates rise) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

                    The impact of  prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. The Fund might have to reinvest the proceeds of prepaid securities in new securities offering lower yields. Additionally, the Fund can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

                    |X| There are Special Risks in Using Derivative Investments.
               The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and CMOs are examples of derivatives the Fund can use.

                    If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

          How Risky is the Fund Overall? In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Foreign debt securities, particularly those of issuers in emerging markets, and high yield securities can be volatile, and the price of the Fund's shares can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high yield market. The Fund's sector and security diversification strategy may help cushion the Fund's shares prices from that volatility, but debt securities are subject to other credit and interest rate risks that can affect their values and the share prices of the Fund. The Fund generally has more risks than bond funds that focus on U. S. government securities and investment-grade bonds but may be less volatile than funds that focus solely on investments in a single foreign sector, such as emerging markets.

          An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



The Fund's Past Performance

                    The bar chart and table  below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of broad-based market indices. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


          For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 0.14%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 5.90% ( 2nd Q '95) and the lowest return (not annualized) for a calendar quarter was -3.70% (1st Q '98).

Average  Annual Total Returns
for the periods ended           1 Year          5 Years          Life of Fund*
December 31, 1998

Oppenheimer Strategic           2.90%          6.83%               6.79%
Bond Fund/VA


Lehman Brothers Aggregate       8.69%          7.27%               7.25%
Bond Index


Salomon Brothers World         15.31%         7.85%                7.87%
Government Bond Index


          *The Fund's inception date was 5/3/93. The "life of class" index performance is shown from 4/30/93.

          The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in a variety of domestic and foreign corporate and government debt securities, the Fund's performance is compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, and to the Salomon Brothers World Government Bond Index, an unmanaged index of debt securities of major foreign governments. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

          The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

---------------
          1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.


About the Fund's Investments

          The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. At times the Fund might emphasize investments in one or two sectors because of the Manager's evaluation of the opportunities for high current income from debt securities in those sectors relative to other sectors.

                    A debt  security is  essentially  a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's investments may be investment grade or below investment grade in credit quality and the Fund can invest without limit in below investment-grade debt securities, commonly called "junk bonds." These typically offer higher yields than investment grade bonds, because investors assume greater risks of default of these securities. The ratings definitions of the principal national rating organizations is included in Appendix A to the Statement of Additional Information.

                    The Fund can  invest  some of its  assets in other  types of securities, including common stocks and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

          U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

                    |X| U.S. Treasury Obligations.  These include Treasury bills
               (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U.
               S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

                    |X|  Obligations  Issued or  Guaranteed  by U.S.  Government
               Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").


                    |_| Mortgage-Related  U.S. Government  Securities.  The Fund
               can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

                    The prices and yields of CMOs are  determined,  in part,  by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

                    If  prepayments  of mortgages  underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. When interest rates rise rapidly, if prepayments occur more slowly than expected, a short-or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

          High-Yield, Lower-Grade Debt Securities of U.S. Issuers. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. There are no restrictions on the amount of the Fund's assets that can be invested in debt securities below investment grade.

                    Lower-grade  debt  securities are those rated below "Baa" by
               Moody's Investors Service, Inc. or lower than "BBB" by Standard & Poor's Rating Service or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D", in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

                    The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

                    While  investment-grade  securities  are subject to risks of non-payment of interest and principal, in general, higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

                    |X| Private-Issuer  Mortgage-Backed Securities. The Fund can
               invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

                    |X| Asset-Backed  Securities.  The Fund can buy asset-backed
               securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

          Foreign Debt Securities. The Fund can buy debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

                    The Fund's  foreign debt  investments  can be denominated in
               U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

                    Foreign government debt securities might not be supported by the full faith and credit of the issuing government. The Fund can buy "Brady Bonds", which are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

                    |X|  Special  Portfolio  Diversification   Requirements.  To
               enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                    Failure by the Fund to meet those special requirements could cause  earnings on a contract  owner's  interest in an  insurance
               company   separate   account   to  be   taxable   income.   Those
               diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    |X| Can the Fund's Investment Objective and Policies Change?
               The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    |X|  Portfolio  Turnover.  The Fund can engage in short-term
               trading to try to achieve its objective. Portfolio turnover affects brokerage and transaction costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

          Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                    |X|  Zero-Coupon  and  "Stripped"  Securities.  Some  of the
               government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

                    Zero-coupon  and stripped  securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

                    The values of interest-only  mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

                    |X|  Participation  Interests  in  Loans.  These  securities
               represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

                    |X| "When-Issued" and "Delayed-Delivery"  Transactions.  The
               Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

                    |X| Illiquid and Restricted  Securities.  Investments may be
               illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                    |X| Derivative Investments.  The Fund can invest in a number
               of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

                    Markets  underlying  securities  and  indices  may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

                    |_| "Structured" Notes. The Fund can buy "structured" notes,
               which are specially-designed derivative debt investments, their principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

                    The  principal  and/or  interest   payments  depend  on  the
               performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

                    |X|  Hedging.  The Fund can buy and  sell  certain  kinds of
               futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal, other than writing covered call options when deemed appropriate by the Manager. Currently, the Fund does not write call options to a significant extent.

                    The Fund could buy and sell  options,  futures  and  forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

                    Options  trading  involves  the payment of premiums  and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

                    If the Manager used a hedging  instrument  at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

          Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

          Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

          The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

          The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                    The Manager  has  operated as an  investment  adviser  since
               1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                    |X| Portfolio  Manager.  The portfolio  managers of the Fund
               are David P. Negri and Arthur P. Steinmetz. They have been the persons principally responsible for the day-to-day management of the Fund's portfolio since its inception in May 1993. Both are Vice Presidents of the Fund and Senior Vice Presidents of the Manager. They also serve as officers and portfolio managers for other Oppenheimer funds. Mr. Steinmetz has been employed by the Manager since 1986, and Mr. Negri, since 1989.

                    |X| Advisory Fees. Under the Investment  Advisory Agreement,
               the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.74% of the Fund's average annual net assets.

          |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                    The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

          How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


          Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                    |X| At What Price Are Shares Sold?  Shares are sold at their
               offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                    The net asset value per share is  determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                    The net asset value per share is  determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                    The  offering   price  that  applies  to  an  order  from  a
               participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                    |X| Classes of Shares. The Fund offers two different classes
               of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                    This  Prospectus  may not be used to offer  or sell  Class 2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

          How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

          The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

          Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                    All dividends (and any capital gains  distributions  will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

          Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

          Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                    This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.


Financial Highlights

          The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS                               YEAR ENDED DECEMBER 31,
                                                   1998
1997          1996           1995          1994
=============================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                  $5.12
$5.09         $4.91         $4.60         $5.12
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
 .39                     .39           .38           .38           .35
Net realized and unrealized gain (loss)
(.24)                    .04           .19           .30          (.54)
                                                      -----
-----         -----         -----         -----
Total income (loss) from investment
operations
 .15                     .43           .57           .68          (.19)

-----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income
(.09)                   (.39)         (.39)         (.37)         (.32)
Distributions from net realized gain
(.06)                   (.01)           --            --          (.01)
                                                      -----
-----         -----         -----         -----
Total dividends and distributions
to shareholders
(.15)                   (.40)         (.39)         (.37)         (.33)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $5.12
$5.12         $5.09         $4.91         $4.60
                                                      =====
=====         =====         =====         =====

=============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)
2.90%                   8.71%        12.07%        15.33%        (3.78)%

=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)                                     $279,200
$207,839      $118,716       $60,098       $20,320
-----------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                                     $250,227
$159,934      $ 82,604       $37,698       $15,389
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income
8.17%                   8.23%         8.48%         9.32%         8.36%
Expenses
0.80%                   0.83%         0.85%         0.85%         0.87%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                            133.7%
149.7%        144.3%         87.0%        136.6%

          1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

          2. The lesser of  purchases  or sales of  portfolio  securities  for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $358,275,325 and $301,159,735, respectively.



For More Information About Oppenheimer Strategic Bond Fund/VA:

          The following additional information about Oppenheimer Strategic Bond Fund/VA is available without charge upon request:

Statement of Additional Information
          This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
          Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


How to Get More Information:



          You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:

 By Telephone: Call OppenheimerFunds Services toll-free: 1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

          You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

          No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0265.001.0599 Printed on recycled paper.






                                           Appendix to Prospectus of
                                      Oppenheimer Strategic Bond Fund/VA
                         (a series of Oppenheimer Variable Account Funds)


                    Graphic  material  included in the Prospectus of Oppenheimer
               Strategic Bond Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                    A bar chart will be included in the  Prospectus  of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the five most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/94                                                      -3.70%
12/31/95                                                      15.33%
12/31/96                                                      12.07%
12/31/97                                                       8.71%
12/31/98                                                       2.90%

(OppenheimerFunds logo)



Oppenheimer Aggressive Growth Fund/VA
A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999



          Oppenheimer Aggressive Growth Fund/VA is a mutual fund that seeks capital appreciation by investing in "growth-type" companies. The Fund invests mainly in common stocks. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.








          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


          What Is the  Fund's  Investment  Objective?  The  Fund  seeks  capital
          appreciation    by    investing    in     "growth-type"     companies.


          What Does the Fund Invest In? The Fund invests mainly in equity securities, such as common stocks, and can invest in other equity securities, such as preferred stocks and securities convertible into common stock. It invests primarily in U.S. companies, but can also buy foreign stocks.

                    The Fund emphasizes investments in companies that the Fund's investment Manager, OppenheimerFunds, Inc., believes have potential for increased stock prices relative to the overall stock market. Growth companies can include established companies entering a growth cycle in their business, as well as newer companies.

                    The Fund can invest in  securities  of issuers of all market capitalization ranges, but currently focuses on stocks of "large capitalization" issuers (which have a market capitalization of more than $5 billion). The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

                    |X| How Does the Manager  Decide What  Securities  to Buy or
               Sell? In selecting securities for the Fund, the Fund's portfolio manager looks for high-growth companies using a "bottom-up" stock selection process. The "bottom-up" approach focuses on fundamental analysis of individual issuers before considering overall economic, market or industry trends. The stock selection process includes analysis of other business and economic factors that might contribute to the company's stock appreciation.

                    The portfolio manager also looks for companies with revenues growing at above-average rates that might support and sustain above-average earnings, and companies whose revenue growth is primarily driven by strength in unit volume sales. While this process and the inter-relationship of the factors used may change over time, and its implementation may vary in particular cases, the portfolio manager currently searches primarily for stocks of companies having the following characteristics:

          |_| What the portfolio manager believes to be a high rate of sustainable earnings growth;

          |_| Undiscovered and undervalued emerging growth characteristics;

          |_| Innovate management and strong leadership positions in unique market niches;

          |_| An expectation of better-than-anticipated earnings or positive earnings forecasts.

                    If  the  portfolio   manager  discerns  a  slowdown  in  the
               company's  internal  revenue  growth  or  earnings  growth  or  a negative movement in the company's fundamental economic condition, he will consider selling that stock if there are other investment alternatives that offer what he believes to be better appreciation possibilities.

          Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term. Those investors should be willing to assume the greater risks of short-term shares price fluctuations that are typical for an aggressive growth fund focusing on common stock investments. The Fund does not seek current income and it is not designed for investors needing assured levels of current income or preservation of capital. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

                    All  investments  carry  risks to some  degree.  The  Fund's investments are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"). There may be events or changes affecting particular industries that might be emphasized in the Fund's portfolio (this is referred to as "industry risk") or the change in value of particular stocks because of an event affecting the issuer.

                    These risks  collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                    The Manager  tries to reduce risks by carefully  researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

                    However,  changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

                    |X| Risks of Investing in Stocks. Stocks fluctuate in price,
               and their short-term volatility at times may be great. Because the Fund currently focuses its investments primarily in common stocks and other equity securities for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stocks and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

                    Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by availability of basic resources or supplies, or other events. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.


                    Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund invests in securities of large companies buy also invests in small and medium-size companies, which may have more volatile stock prices than large companies.

                    |X| Risks in Using Derivative Investments.  The Fund can use
               derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives the Fund can use.

                    If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

          How Risky is the Fund Overall? In the short term, stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. The Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains. In the short-term the Fund may be less volatile than small-cap and emerging markets stock funds, but it may be subject to greater fluctuations in its share prices than funds that focus on both stocks and bonds.

          An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

                    The bar chart and table  below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                   Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]



-------------------
          1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.





          For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 9.70%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 24.70% (4th Q '98) and the lowest return (not annualized) for a calendar quarter was -23.25% (3rd Q '98).


Average  Annual Total  Returns
for the periods ended              1 Year      5 Years            10 Years
December 31, 1998

Oppenheimer Aggressive              12.36%    13.06%               16.12%
Growth Fund/VA


S&P 500 Index                       28.60%    24.05%               19.19%


          The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in stocks, the Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs.

          The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

          The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

                    |X| Stock Investments. The Fund invests in securities issued
               by companies that the Manager believes have growth potential. Growth companies can be new or established companies that may be developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products. Growth companies may be providing new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

                    Growth  companies  tend  to  retain  a large  part of  their earnings for research, development or investment in capital assets. Therefore, they might not emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term, relative to the overall stock market.

                    |_| Cyclical Opportunities. The Fund might also seek to take
               advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund focuses on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

                    |_|  Other  Equity  Securities.  While  the Fund  emphasizes
               investments in common stocks, it can also buy preferred stocks, warrants and securities convertible into common stock. Although many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature, and in that case their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to credit risk (the risk that the issuer will not make timely payments in interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).

                    |_|  Industry  Focus.  At times,  the Fund may  increase the
               relative emphasis of its investment in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its assets in investments in any one industry.

                    While the Fund emphasizes  investments in common stocks,  it may also buy preferred  stocks and  securities  convertible  into common stock. While many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature and in those cases their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that prices of the securities will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities (or other debt securities), it will focus primarily on investment-grade securities which pose less credit risk than lower-grade debt securities.

                    |X|  Special  Portfolio  Diversification   Requirements.  To
               enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                    Failure by the Fund to meet those special requirements could cause  earnings on a contract  owner's  interest in an  insurance
               company   separate   account   to  be   taxable   income.   Those
               diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    |X| Can the Fund's Investment Objective and Policies Change?
               The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    |X|  Portfolio  Turnover.  The Fund can engage in short-term
               trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

          Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                    |X| Investing in Small,  Unseasoned Companies.  The Fund can
               invest without limit in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. These securities may have limited liquidity, which means that the Fund may not be able to sell them quickly at an acceptable price. Their prices may be very volatile, especially in the short-term.

                    |X| Foreign  Investing.  The Fund can buy  securities in any
               country, including developed countries and emerging markets. The Fund limits its investments in foreign securities to not more than 25% of its net assets, and it normally does not expect to invest substantial amounts of its assets in foreign stocks.

                    |_|  Special  Risks  of  Foreign  Investing.  While  foreign
               securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile than securities of issuers in developed markets.

                    |X| Illiquid and Restricted  Securities.  Investments may be
               illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                    |X| Derivative Investments.  The Fund can invest in a number
               of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased principal value.

                    Markets  underlying  securities  and indices might move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

                    |X|  Hedging.  The Fund can buy and  sell  certain  kinds of
               futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to use hedging to seek its objective. The Fund has limits on its use of hedging instruments and does not use them for speculative purposes.

                    Options  trading  involves  the payment of premiums  and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

          Temporary Defensive Instruments. In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally, they would be cash equivalents (such as commercial paper) money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. They could include other investment-grade debt securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund share or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

          Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

                    The Manager,  the  Distributor  and the Transfer  Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

          The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                    The Manager  has  operated as an  investment  adviser  since
               1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                    |X| Portfolio Manager.  The portfolio manager of the Fund is
               Bruce L. Bartlett. He is a Vice President of the Fund and a Senior Vice President of the Manager. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since April, 1998. Mr. Bartlett serves as portfolio manager and Vice President of other Oppenheimer funds. Prior to joining the Manager in 1995, Mr. Bartlett was a Vice President and Senior Portfolio Manager at First of America Investment Corp.

                    |X| Advisory Fees. Under the Investment  Advisory Agreement,
               the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.69% of the Fund's average annual net assets.

                    |X|  Possible  Conflicts  of  Interest.  The Fund offers its
               shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                    The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.


Investing in the Fund

How to Buy and Sell Shares

          How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


          Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


          |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                    The net asset value per share is  determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                    The net asset value per share is  determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                    The  offering   price  that  applies  to  an  order  from  a
               participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                    |X| Classes of Shares. The Fund offers two different classes
               of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                    This  Prospectus may not be used to offer Class 2 shares.  A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

          How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                    The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in
               Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

          Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March or a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                    All dividends (and any capital gains  distributions  will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

          Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

          All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash). Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                    This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.





Financial Highlights

          The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS                               YEAR ENDED DECEMBER 31,
                                                   1998
1997           1996            1995           1994
==============================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                   $40.96
$38.71         $34.21          $25.95         $31.64
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.05)
 .10            .09             .11            .10
Net realized and unrealized gain (loss)                  5.09
4.01           6.59            8.29          (2.22)
                                                       ------
------         ------          ------         ------
Total income (loss) from investment
operations                                               5.04
4.11           6.68            8.40          (2.12)

------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.10)
(.09)          (.11)           (.09)          (.04)
Distributions from net realized gain                    (1.07)
(1.77)         (2.07)           (.05)         (3.53)
                                                       ------
------         ------          ------         ------
Total dividends and distributions
to shareholders                                         (1.17)
(1.86)         (2.18)           (.14)         (3.57)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $44.83
$40.96         $38.71          $34.21         $25.95
                                                       ======
======         ======          ======         ======

==============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)                     12.36%
11.67%         20.22%          32.52%         (7.59)%

==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)           $1,077,960
$877,807       $617,392        $325,404       $185,774
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  954,848
$753,852       $467,080        $240,730       $153,832
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                            (0.12)%
0.31%          0.32%           0.47%          0.50%
Expenses                                                 0.71%
0.73%          0.75%           0.78%          0.57%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                               79.8%
87.6%         100.1%          125.5%          96.5%

          1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

          2. The lesser of  purchases  or sales of  portfolio  securities  for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $781,979,929 and $705,990,510, respectively.



For More Information About Oppenheimer Aggressive Growth Fund/VA:

The following additional information about Oppenheimer Aggressive Growth Fund/VA is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
          Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



          You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:

By Telephone:
Call OppenheimerFunds Services toll-free:
1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

          You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

          No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0620.001.0599 Printed on recycled paper.








                                          Appendix to Prospectus of
                                    Oppenheimer Aggressive Growth Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                    Graphic  material  included in the Prospectus of Oppenheimer
               Aggressive Growth Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                    A bar chart will be included in the  Prospectus  of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns
12/31/89                                                      27.57%
12/31/90                                                      -16.82%
12/31/91                                                      54.72%
12/31/92                                                      15.42%
12/31/93                                                      27.32%
12/31/94                                                      -7.59%
12/31/95                                                      32.52%
12/31/96                                                      20.23%
12/31/97                                                      11.67%
12/31/98                                                      12.36%

(OppenheimerFunds logo)


Oppenheimer Capital Appreciation Fund/VA
A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999



          Oppenheimer Capital Appreciation Fund/VA is a mutual fund that seeks capital appreciation as its goal. The Fund invests mainly in common stocks of well-known, established companies. Prior to May 1, 1999, this Fund was named "Oppenheimer Growth Fund". Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.










          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed

                  Investing in the Fund


                  How to Buy and Sell Shares

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights


About the Fund

The Fund's Objective and Investment Strategies


          What Is the Fund's Investment Objective? The Fund seeks capital appreciation by investing in securities of well-known established companies.


          What Does the Fund Invest In? The Fund invests mainly in common stocks of established and well-known U.S. companies. The Fund can buy other equity securities, such as preferred stocks and securities convertible into common stock. The Fund can buy securities of issuers in foreign countries, buy typically does not hold them to a substantial degree. The Fund can invest in any country, but it emphasizes investments in the United States and other developed markets.

                    Well-known  and  established  companies  the Fund focuses on generally  are  companies  that have a history  of  earnings  and dividends  and  are  issued  by  seasoned  companies,  having  an operating history of at least five years, including any predecessors. While the Fund can invest in securities of issues of all market capitalization ranges, the well known, established companies the Fund's investment Manager, OppenheimerFunds, Inc. usually emphasizes for the Fund are categorized as "large capitalization" issuers (having a market capitalization of $5 billion or more). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

          The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

                    |X| How Does the Manager  Decide What  Securities  to Buy or
               Sell? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for companies with high growth potential using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

                    In seeking broad  diversification  of the Fund's  portfolio, the portfolio manager looks for stocks that are reasonably priced in relation to overall stock market valuations. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

          |_| Companies in market sectors that are market leaders,

          |_| Companies with relatively stable or established businesses in established markets, that are in or entering into a growth cycle.

          |_| Companies with a history of above-average earnings growth.

          Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital appreciation in their investment over the long term, from investments in common stocks of well-known companies. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

                    All  investments  carry  risks to some  degree.  The  Fund's investments in stocks are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"), or the change in value of particular stocks because of an event affecting the issuer. At times, the Fund might increase the relative emphasis of its investments in a particular industry. If it does, it may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry (this is referred to as "industry risk").

                    These risks  collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                    The Manager  tries to reduce risks by carefully  researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

                    However,  changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

                    |X| Risks of Investing in Stocks. Stocks fluctuate in price,
               and their short-term volatility at times may be great. Because the Fund currently invests primarily in common stocks for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stocks and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

                    Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

                    Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations of large companies, but can also invest in small and medium-size companies, which may have more volatile stock prices than large companies.


          How Risky is the Fund Overall? In the short term, stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to a great extent to help cushion the Fund's share price from stock market volatility, except for defensive purposes. Because it focuses on larger companies, the Fund generally may be less volatile than funds focusing on investments in small-cap stocks, but the Fund may have greater risk of volatility than funds that invest in both stocks and fixed income securities.

          An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

                    The bar chart and table  below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

          For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 6.55%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the periods shown in the bar chart, the highest return (not annualized) for a calendar quarter was 26.75% (4th Q '98) and the lowest return (not annualized) for a calendar quarter was -16.41% (3rd Q '98).

Average  Annual Total  Returns
for the periods ended              1 Year     5 Years           10 Years
December 31, 1998

Oppenheimer Capital                24.00%    22.10%             16.85%
Appreciation Fund/VA

S&P 500 Index                      28.60%    24.05%             19.19%


          The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in stocks, the Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs.

          The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

          1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.



About the Fund's Investments

          The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

                    |X| Stock  Investments.  The types of growth  companies  the
               Manager focuses on are larger, more established growth companies. Growth companies may be companies that are developing new products or services, such as companies in the technology sector, or they may be expanding into new markets for their products, such as the energy sector. Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over time.

                    |_| Cyclical  Opportunities.  The Fund may also seek to take
               advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

                    |_|  Industry  Focus.  At times,  the Fund may  increase the
               relative emphasis of its investment in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its assets in investments in any one industry.

                    While the Fund emphasizes  investments in common stocks,  it can also buy preferred  stocks and  securities  convertible  into common stock. While many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature and in those cases their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that prices of the securities will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities (or other debt securities), it will focus primarily on investment-grade securities which pose less credit risk than lower-grade debt securities.

                    |X|  Special  Portfolio  Diversification   Requirements.  To
               enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                    Failure by the Fund to meet those special requirements could cause  earnings on a contract  owner's  interest in an  insurance
               company   separate   account   to  be   taxable   income.   Those
               diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    |X| Can the Fund's Investment Objective and Policies Change?
               The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    |X|  Portfolio  Turnover.  The Fund may engage in short-term
               trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

          Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                    |X| Illiquid and Restricted  Securities.  Investments may be
               illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                    |X| Derivative Investments.  The Fund can invest in a number
               of different kinds of "derivative" investments. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

                    |_| There are Special Risks in Using Derivative Investments.
               If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

                    In the  broadest  sense,  exchange-traded  options,  futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund might use other derivative investments because they offer the potential for increased principal value.

                    Markets  underlying  securities  and indices might move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

                    |X|  Hedging.  The Fund can buy and  sell  certain  kinds of
               futures contracts, forward contracts and put and call options, including options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively and is not required to do so to seek its objective. The Fund has limits on its use of hedging instruments and currently does not use them for speculative purposes.

                    The Fund could buy and sell  options,  futures  and  forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

                    Options  trading  involves  the payment of premiums  and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

                    If the Manager used a hedging  instrument  at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

          Temporary Defensive Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

          Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

          The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

          The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                    The Manager  has  operated as an  investment  adviser  since
               1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                    |X| Portfolio Manager.  The portfolio manager of the Fund is
               Jane Putnam. She is a Vice President of the Fund and the Manager. She has been the person principally responsible for the day-to-day management of the Fund's portfolio since May, 1994. Ms. Putnam also serves as an officer and portfolio manager for other Oppenheimer funds. Before joining the manager in 1994, she was a portfolio manager and equity research analyst for Chemical Bank.

                    |X| Advisory Fees. Under the Investment  Advisory Agreement,
               the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.72% of the Fund's average annual net assets.

                    |X|  Possible  Conflicts  of  Interest.  The Fund offers its
               shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                    The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

          How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


          Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                    |X| At What Price Are Shares Sold?  Shares are sold at their
               offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                    The net asset value per share is  determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                    The net asset value per share is  determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                    The  offering   price  that  applies  to  an  order  from  a
               participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                    |X| Classes of Shares. The Fund offers two different classes
               of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                    This  Prospectus may not be used to offer Class 2 shares.  A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

          How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                    The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in
               Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

          Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                    All dividends (and any capital gains  distributions  will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

          Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

          Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                    This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.


Financial Highlights

          The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS                                 YEAR ENDED DECEMBER 31,
                                                     1998
1997          1996           1995           1994
=================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period
$32.44                   $27.24        $23.55         $17.68        $17.70
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
 .13                      .25           .15            .25           .22
Net realized and unrealized gain (loss)
7.28                     6.62          5.46           6.10          (.05)

------                   ------        ------         ------        ------
Total income from investment operations
7.41                     6.87          5.61           6.35           .17

---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income
(.24)                    (.15)         (.25)          (.22)         (.15)
Distributions from net realized gain
(2.94)                   (1.52)        (1.67)          (.26)         (.04)

------                   ------        ------         ------        ------
Total dividends and distributions
to shareholders
(3.18)                   (1.67)        (1.92)          (.48)         (.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$36.67                   $32.44        $27.24         $23.55        $17.68

======                   ======        ======         ======        ======

=================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)
24.00%                   26.68%        25.20%         36.65%         0.97%

=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)             $768,550
$493,906      $285,920       $117,710       $63,283
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $609,246
$390,447      $152,466       $ 88,803       $59,953
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income
0.50%                    1.02%         1.08%          1.46%         1.38%
Expenses
0.75%                    0.75%         0.81%(2)       0.79%         0.58%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(3)
55.7%                    66.0%         65.4%          58.2%         53.8%

          1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

          2. The expense ratio was 0.79% net of the voluntary reimbursement by the Manager.

          3. The lesser of  purchases  or sales of  portfolio  securities  for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $478,348,867 and $297,133,286, respectively.


For More Information About Oppenheimer Capital Appreciation Fund/VA:

The following additional information about Oppenheimer Capital Appreciation Fund is available without charge upon request:

Statement of Additional Information

          This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports

          Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Reports refer to the Fund as "Oppenheimer Growth Fund" (its name prior to May 1, 1999).




How to Get More Information:



          You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

          You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

          No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0610.001.0599 Printed on recycled paper.







                                          Appendix to Prospectus of
                                  Oppenheimer Capital Appreciation Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                    Graphic  material  included in the Prospectus of Oppenheimer
               Capital Appreciation Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                    A bar chart will be included in the  Prospectus  of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/89                                                      23.59%
12/31/90                                                      -8.21%
12/31/91                                                      25.54%
12/31/92                                                      14.53%
12/31/93                                                       7.25%
12/31/94                                                       0.97%
12/31/95                                                      36.66%
12/31/96                                                      25.20%
12/31/97                                                      26.69%
12/31/98                                                      24.00%

(OppenheimerFunds logo)




Oppenheimer Small Cap Growth Fund/VA
A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999




          Oppenheimer Small Cap Growth Fund/VA is a mutual fund that seeks capital appreciation as its goal. The Fund invests mainly in common stocks of companies with market capitalization less than $1 billion. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product.

                    This Prospectus  contains  important  information  about the
               Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.





          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund seeks capital appreciation.


          What Does the Fund Invest In? The Fund invests mainly in common stocks, but can buy other equity securities, such as preferred stocks and securities convertible into common stock. The Fund invests primarily in securities of companies with market capitalization less than $1 billion that the Fund's investment Manager, OppenheimerFunds, Inc., believes have favorable growth prospectus. The Fund is not required to sell a security if the issuers market capitalization grows above $1 billion. The Fund can also buy securities of issuers having a market capitalization over $1 billion, but does not expect to do so to a significant degree. The Fund can invest in any country, including countries with developed or emerging markets, but currently emphasizes investments in the U.S. and other developed markets. While these stocks may be traded on stock exchanges, in many cases the Fund buys over-the-counter securities, which has special risks.

                    The  Fund  can  also use  hedging  instruments  and  certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

                    |X| How Does the Manager  Decide What  Securities  to Buy or
               Sell? In selecting securities for the Fund, the Fund's portfolio managers look primarily for companies with high growth potential using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The portfolio managers also evaluate research on particular industries, market trends and general economic conditions.

                    In seeking broad  diversification  of the Fund's  portfolio, the portfolio managers currently focus on the factors below (which may vary in particular cases and may change over time), looking for:

          |_| Companies with small capitalizations, that is, $1 billion or less,

          |_| Companies with management that has a proven ability to handle growth,

          |_| Companies that self-finance expansion rather than adding to their debt,

          |_| Companies with accelerating earnings and sustainable earnings growth, and

          |_| Companies with innovative products or services.

          Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term, from a fund that invests in small-cap stocks. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive fund focusing on small-cap stocks. Since the Fund does not invest for income and the income from its investments will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

                    All  investments  carry  risks to some  degree.  The  Fund's investments are subject to changes in their value from a number of factors. Investments in stocks can be volatile and are subject to changes in general stock market movements (this is referred to as "market risk"). There may be events or changes affecting particular industries that might have a relatively greater weighting in the Fund's portfolio (this is referred to as "industry risk") or the change in value of a particular stock because of an event affecting the issuer.

                    Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. That volatility is likely to be even greater for small-cap companies. The Fund can also buy foreign securities that have special risks not associated with investments in domestic securities, such as the effects of currency fluctuations on relative prices.

                    These risks  collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                    The  Fund's  Manager,  tries to  reduce  risks by  carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the
               Fund does not concentrate 25% or more of its assets in investments in any one industry. However, changes in the overall market prices of securities can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

                    |X| Risks of Investing  in Stocks.  Because the Fund invests
               primarily in common stocks of small-cap growth companies, the value of the Fund's portfolio will be affected by changes in the stock market and the special economic and other factors that might primarily affect the prices of small cap stocks. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

                    Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. To the extent that the Fund increases the relative emphasis of its portfolio investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

                    |X| Special Risks of Small-Cap Stocks.  The Fund focuses its
               investments on securities of companies having a market capitalization of up to $1 billion, which can include both established and newer companies. While newer emerging growth companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger, more-established issuers.


                    Small-cap  companies  may  have  limited  product  lines  or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

                    Because of the special risks  associated with investments in small, unseasoned issuers which are companies that have been in operation less than three years, (including the operations of any predecessors) the Fund intends to limit these investments to not more than 20% of total assets.

          How Risky is the Fund Overall? In the short term, the markets for small-cap stocks can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. The Fund is a very aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains, and its share price is likely to fluctuate more than the price of shares of Funds emphasizing large-cap stocks.

          An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

          Because the Fund commenced operations on May 1, 1998, calendar year performance information for 1998 is not included in this Prospectus. To obtain the Fund's current total returns, you can contact the Transfer Agent at the telephone number on the Back Cover. Please remember that the Fund's total returns do not consider the effect of charges imposed by the insurance company separate accounts that invest in the Fund. If those charges were included, the returns would be less.

          The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

          The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

                    |X|  Small-Cap  Stock   Investments.   The  Fund  emphasizes
               investments in equity securities of small companies that the Manager believes have growth potential. Small-cap growth companies tend to be companies that may be developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products. While they include established companies that are entering a growth cycle, they also include newer companies.

                    Emerging  growth  companies may be providing new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

                    Growth  companies  tend  to  retain  a large  part of  their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term.

                    |_|  Cyclical  Opportunities.  The Fund  focuses  on seeking
               growth over the long term but might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes, if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. There is the risk that those securities can lose value when the issuer or industry is out of phase in the business cycle.

                    |_|  Industry  Focus.  At times,  the Fund may  increase the
               relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has a greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its assets in investments in any one industry.

                    |_|  Other  Equity  Securities.  While  the Fund  emphasizes
               investments in common stocks, it may also buy preferred stocks and securities convertible into common stock. While some convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that the prices of the securities will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities (or other debt securities) it will focus primarily on investment-grade securities, which pose less credit risk than lower-grade debt securities.

                    |X|  Special  Portfolio  Diversification   Requirements.  To
               enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                    Failure by the Fund to meet those special requirements could cause  earnings on a contract  owner's  interest in an  insurance
               company   separate   account   to  be   taxable   income.   Those
               diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    |X| Can the Fund's Investment Objective and Policies Change?
               The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    |X|  Portfolio  Turnover.  The Fund may engage in short-term
               trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

          Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

          |X| Risks of Foreign Investing. The Fund can invest in foreign securities, although most of the small cap stocks the Fund holds are issued by domestic companies. The Fund currently emphasizes investments in U.S. companies and does not expect its investments in foreign securities to exceed 25% of its net assets.

               While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

                         |X| Illiquid and Restricted Securities. Investments may
                    be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                         |X|  Derivative  Investments.  The Fund can invest in a
                    number of different kinds of "derivative" investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks, although it does not do so currently to a significant degree. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives the Fund can use.

                         |_|  There  are  Special  Risks  in  Using   Derivative
                    Investments. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

                         Markets underlying securities and indices might move in
                    a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid. |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, forward contracts, and put and call options, including options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively and is not required to do so to seek its objective. The Fund has limits on its use of hedging instruments and currently does not use them to a significant degree.

                         The  Fund  could  buy and  sell  options,  futures  and
                    forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

                         Options  trading  involves  the payment of premiums and
                    has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

                         If the Manager used a hedging  instrument  at the wrong
                    time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

               Temporary Defensive Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.
               S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

               Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

                         The Manager,  the  Distributor  and the Transfer  Agent
                    have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

               The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the
               policies   established  by  the  Board  of  Trustees,   under  an
               Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                         The Manager has operated as an investment adviser since
                    1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                         |X| Portfolio  Managers.  The Portfolio Managers of the
                    Fund are Jay W. Tracey, III and Alan Gilston. They have been the persons principally responsible for the day-to-day management of the Fund since its inception in May 1998, and are Vice Presidents of the Fund and of the Manager. They also serve as officers and portfolio managers of other Oppenheimer funds. Mr. Tracey had been a portfolio manager since October 1991, and then was as a Managing Director of Buckingham Capital Management from February through September 1994, at which time he rejoined the Manager. Prior to joining the Manager in September 1997, Mr. Gilston was a Vice President and portfolio manager for Schroeder Capital Management International, Inc.

                         |X|  Advisory  Fees.  Under  the  Investment   Advisory
                    Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.75% of the Fund's average annual net assets. Investing in the Fund

How to Buy and Sell Shares

               How Are  Shares  Purchased?  Shares of the Fund may be  purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

               Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                         |X| At What Price Are Shares  Sold?  Shares are sold at
                    their  offering  price,  which is the net  asset  value  per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                         The net asset value per share is  determined  as of the
                    close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                         The net asset value per share is determined by dividing
                    the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                         The  offering  price  that  applies  to an order from a
                    participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                         |X| Classes of Shares.  The Fund  offers two  different
                    classes of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                         This  Prospectus  may  not be  used  to  offer  Class 2
                    shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

               How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                         The share price that applies to a  redemption  order is
                    the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

               Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. the Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                         All  dividends  (and any capital  gains  distributions)
                    will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

               Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

               Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                         This  information is only a summary of certain  federal
                    income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.




Financial Highlights

               The Financial Highlights Table is presented to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.


Financial Highlights                                                Period
Ended
                                                                    December
31,

1998(1)
================================================================================
Per Share Operating Data
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                    (.02)
Net realized and unrealized gain (loss)                                (.38)
                                                                     -------
Total loss from investment operations                                  (.40)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 9.60
                                                                     =======
================================================================================
Total Return, at Net Asset Value(2)                                   (4.00)%
================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                               $994
--------------------------------------------------------------------------------
Average net assets (in thousands)                                      $441
--------------------------------------------------------------------------------
Ratios to average net assets:
Net investment loss
(0.79)%(3)
Expenses
0.87%(3)
--------------------------------------------------------------------------------
Portfolio turnover rate(4)                                              61.4%

               1. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

               2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. Annualized.

               4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $1,023,289 and $242,621, respectively.




For More Information About Oppenheimer Small Cap Growth Fund/VA:

               The following additional information about Oppenheimer Small Cap Growth Fund/VA is available without charge upon request:

Statement of Additional Information
               This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
               Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



               You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the
               Fund: By Telephone:  Call  OppenheimerFunds  Services  toll-free:
               1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

               You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

               No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0297.001.0599 Printed on recycled paper.






(OppenheimerFunds logo)



Oppenheimer Global Securities Fund/VA
A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999



                         Oppenheimer  Global Securities Fund/VA is a mutual fund
                    that seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. It invests mainly in common stocks of U.S. and foreign issuers.

                         Shares  of the  Fund are  sold  only as the  underlying
                    investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.





               As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed

                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


               What Is the Fund's Investment Objective? The Fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.


               What Does the Fund Invest In? The Fund invests mainly in common stocks, and can also buy other equity securities, including preferred stocks and securities convertible into common stock. The Fund buys securities of issuers in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund's investment Manager, OppenheimerFunds, Inc., currently emphasizes investments in developed markets.

                         The  Fund  has  no   requirements   to   allocate   its
                    investments  in  any  set   percentages  in  any  particular
                    countries, but normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

                         The Fund can  invest in  securities  of  issuers in any
                    market capitalization range. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

                         |X| How Does the Manager Decide What  Securities to Buy
                    or Sell? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

                         In  seeking   broad   diversification   of  the  Fund's
                    portfolio, the portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

               |_| Companies of small-, medium- and large-capitalization ranges worldwide,

               |_| Stocks to provide  growth  opportunities,

               |_| Companies with strong competitive positions and high demand for their products or services.

                         In applying  these and other  selection  criteria,  the
                    portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently employed include technological change, demographic/geopolitical change, and changing resource needs. The Fund does not invest a fixed or specific amount of its assets in any one sector, and these themes and this strategy may change over time.

               Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term, from a fund that normally has substantial investments in foreign securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments and investments in foreign securities. Since the Fund does not invest with the goal of seeking income, and its current income will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

                         All investments carry risks to some degree.  The Fund's
                    investments are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"),or the change in value of particular stocks because of an event affecting the issuer. The Fund expects to have substantial amounts of its investments in foreign securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries.

                         These risks  collectively  form the risk profile of the
                    Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                         The  Manager   tries  to  reduce   risks  by  carefully
                    researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

                         However,  changes  in  the  overall  market  prices  of
                    securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events. There is no
                    assurance   that  the  Fund  will  achieve  its   investment
                    objective.

                         |X| Risks of Investing in Stocks.  Stocks  fluctuate in
                    price, and their short-term volatility at times may be great. Because the Fund currently focuses its investments primarily on common stocks for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

                         Additionally,   stocks  of  issuers  in  a   particular
                    industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Fund has greater emphasis on investments in a particular industry using its "global themes" strategy, its share values may fluctuate in response to events affecting that industry.

                         Other  factors can affect a particular  stock's  price,
                    such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

                         |X| Risks of  Foreign  Investing.  The Fund  expects to
                    invest   substantial   amounts  of  its  assets  in  foreign
                    securities. While foreign securities offer special investment opportunities, there are also special risks.

                         The change in value of a foreign  currency  against the
                    U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

                         |X|  There  are  Special  Risks  in  Using   Derivative
                    Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

                         If the issuer of the derivative does not pay the amount
                    due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

               How Risky is the Fund Overall? In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund does not seek income from debt securities to try to reduce the volatility of its share prices. The Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stocks, but the Fund has greater risks than funds that focus solely on large-cap domestic stocks or stocks and bonds.

               An investment in the Fund is not a deposit of any bank and is not
               insured  or   guaranteed   by  the  Federal   Deposit   Insurance
               Corporation or any other government agency.

The Fund's Past Performance

                         The bar chart and table  below show one  measure of the
                    risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

 -------------------
               1The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.



Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


               For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 3.50%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 22.83% (4th Q '98) and the lowest return (not annualized) for a calendar quarter was -15.62% (3rd Q '98).

Average  Annual Total  Returns
for the periods ended             1 Year       5 Years       Life of Fund*
December 31, 1998

Oppenheimer Global                14.11%        9.67%         12.49%
Securities Fund/VA

MSCI World Index                  24.80%       16.19%         14.26%


               *The Fund's inception date was 11/20/90. The "life of class" index performance is shown from 11/30/90.

               The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in U.S. and foreign stocks, the Fund's performance is compared to the Morgan Stanley Capital International World Index, an unmanaged index of equity securities listed on stock exchanges of 20 foreign countries and the U.S. However, it must be remembered that the index performance does not consider the effects of transaction costs.

               The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

               The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

               |X| Stock Investments. The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential. The Fund invests primarily in a diversified portfolio of common stocks (and may buy other equity securities) of issuers that may be of small, medium or large size. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although many convertible securities are debt securities, the Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that prices of the security will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities, it will focus primarily on investment-grade securities.

                         |_| Cyclical  Opportunities.  The Fund may also seek to
                    take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

                         |_| Industry Focus. At times, the Fund may increase the
                    relative   emphasis  of  its  investments  in  a  particular
                    industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Funds' policy of not concentrating 25% or more of its assets in investments in any one industry.

                         |X| Special Risks of Emerging and  Developing  Markets.
                    Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

                         These  countries  might  have  less  developed  trading
                    markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Economics of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

                         |X| Special Portfolio Diversification  Requirements. To
                    enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                         Failure by the Fund to meet those special  requirements
                    could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                         |X| Can the Fund's  Investment  Objective  and Policies
                    Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                         |X|  Portfolio   Turnover.   The  Fund  may  engage  in
                    short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

               Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                         |X| Illiquid and Restricted Securities. Investments may
                    be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                         |X|  Derivative  Investments.  The Fund can invest in a
                    number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income and principal value.

                         Markets underlying securities and indices might move in
                    a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

               |X| Hedging. The Fund can buy and sell certain kinds of forward contracts, futures contracts, and put and call options, including options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to hedge to seek its objective. The Fund has limits on its use of hedging instruments and does not use them for speculative purposes.

                         The  Fund  could  buy and  sell  options,  futures  and
                    forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

                         Options  trading  involves  the payment of premiums and
                    has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

                         If the Manager used a hedging  instrument  at the wrong
                    time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

               Temporary Defensive Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.
               S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

               Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

               The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

               The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the
               policies   established  by  the  Board  of  Trustees,   under  an
               Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                         The Manager has operated as an investment adviser since
                    1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                         |X| Portfolio  Manager.  The  portfolio  manager of the
                    Fund is William L. Wilby. He is a Vice President of the Fund and a Senior Vice President of the Manager. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since its inception in December, 1995. Mr. Wilby also serves as an officer and portfolio manager for other Oppenheimer funds. Prior to joining the Manager in 1993, he was an international investment strategist at Brown Brothers Harriman & Co. and before that a Managing Director and Portfolio Manager at AIG Global Investors.

                         |X|  Advisory  Fees.  Under  the  Investment   Advisory
                    Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.68% of the Fund's average annual net assets.

                         |X| Possible Conflicts of Interest. The Fund offers its
                    shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                         The  Fund's  Board  has   procedures   to  monitor  the
                    portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

               How Are  Shares  Purchased?  Shares of the Fund may be  purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.



               Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                         |X| At What Price Are Shares  Sold?  Shares are sold at
                    their  offering  price,  which is the net  asset  value  per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                         The net asset value per share is  determined  as of the
                    close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                         The net asset value per share is determined by dividing
                    the value of the Fund"s net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                         The  offering  price  that  applies  to an order from a
                    participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                         |X| Classes of Shares.  The Fund  offers two  different
                    classes of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                         This  Prospectus  may  not be  used  to  offer  Class 2
                    shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

               How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                         The share price that applies to a  redemption  order is
                    the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

               Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                         All dividends (and any capital gains distributions will
                    be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

               Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

               Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                         This  information is only a summary of certain  federal
                    income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.



Financial Highlights

               The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS                                YEAR ENDED DECEMBER 31,
                                                    1998
1997           1996           1995          1994
================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                    $21.37
$17.67         $15.00         $15.09        $16.30
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
 .24                   .25            .15            .12           .04
Net realized and unrealized gain (loss)
2.64                  3.68           2.52            .19          (.96)
                                                        ------
------         ------         ------        ------
Total income (loss) from investment
operations
2.88                  3.93           2.67            .31          (.92)

--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income
(.46)                 (.23)            --             --          (.04)
Distributions from net realized gain
(1.72)                   --             --           (.40)         (.25)
                                                        ------
------         ------         ------        ------
Total dividends and distributions
to shareholders
(2.18)                 (.23)            --           (.40)         (.29)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $22.07
$21.37         $17.67         $15.00        $15.09
                                                        ======
======         ======         ======        ======

================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)
14.11%                22.42%         17.80%          2.24%        (5.72)%

================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)                                      $1,135,029
$959,110       $582,080       $360,979      $297,842
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $1,055,123
$802,389       $466,750       $332,336      $214,545
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income
1.22%                 1.51%          1.09%          0.86%         0.54%
Expenses
0.74%                 0.76%          0.81%          0.89%         0.91%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)
80.9%                 67.1%          89.9%         131.3%         70.4%

               1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

               2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $786,354,899 and $769,035,230, respectively.>


For More Information About Oppenheimer Global Securities Fund/VA:

The following additional information about Oppenheimer Global Securities Fund/VA is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

               You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

               No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0485.001.0599 Printed on recycled paper.







                                          Appendix to Prospectus of
                                    Oppenheimer Global Securities Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                         Graphic   material   included  in  the   Prospectus  of
                    Oppenheimer Global Securities Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                         A bar chart will be included in the  Prospectus  of the
                    Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the eight most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/91                                                       3.39%
12/31/92                                                      -7.11%
12/31/93                                                      70.32%
12/31/94                                                      -5.72%
12/31/95                                                       2.24%
12/31/96                                                      17.80%
12/31/97                                                      22.42%
12/31/98                                                      14.11%

(OppenheimerFunds logo)



Oppenheimer Multiple Strategies Fund/VA
A series of Oppenheimer Variable Account Funds




Prospectus dated May 1, 1999



                         Oppenheimer  Multiple  Strategies  Fund/VA  is a mutual
                    fund that seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.









                    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed

                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


                    What Is the Fund's Investment Objective? The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.


                    What Does the Fund Invest In? The Fund's investment Manager, OppenheimerFunds, Inc., uses a variety of different types of securities and investment strategies to seek the Fund's objective:

                    o Equity securities, such as common stocks, preferred stocks and securities convertible into common stock, of issuers in the U.S. and foreign countries,

                    o Debt securities, such as bonds and notes issued by domestic and foreign companies (which can include lower-grade, high-yield securities), securities issued or guaranteed by the U.S. government and its agencies and instrumentalities including mortgage-related securities (these are referred to as "U.S. government securities"), and debt obligations of foreign governments,

                    o Money market instruments, which are obligations that have a maturity of 13 months or less, including short-term U.S. government securities, corporate and bank debt obligations and commercial paper, and

                    o Hedging instruments, such as put and call options, foreign currency forward contracts, futures and certain derivative investments to try to enhance income or to manage investment risks.

                    These investments are more fully explained in "About the Fund's Investments," below.

                         |X| How Does the Manager Decide What  Securities to Buy
                    or Sell? In selecting securities for the Fund, the Fund's portfolio managers use different investment styles to carry out an asset allocation strategy that seeks broad diversification across asset classes. They normally maintain a balanced mix of equity securities on the one hand, and debt securities and money market instruments on the other, although the Fund has no requirements to weight the portfolio holdings in a fixed proportion. Therefore, the portfolio's mix of equity securities, debt securities and money market instruments will change over time.

                         The debt securities in the portfolio normally include a
                    mix of U.S. government securities, high-yield corporate bonds and foreign government bonds, to seek current income. The relative amounts of those types of debt securities in the portfolio will change over time, because those sectors of the bond markets generally react differently to changing economic environments.

                         The portfolio managers employ both "growth" and "value"
                    styles in selecting equity securities. They use fundamental analysis of a company's financial statements and management structure, analysis of the company's operations and product development, as well as the industry of which the issuer is part. Value investing seeks issuers that are temporarily out of favor or undervalued in the market by various measures, such as the stock's price/earnings ratio. Growth investing seeks issuers that the Manager believes have possibilities for increases in their stock prices because of strong earnings growth compared to the market, the development of new products or services or other favorable economic factors.

                    Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high total return from their investment over the long term, from a fund employing a variety of investments and investment styles in a diversified portfolio. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in stocks and foreign securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income, and the Fund is not a complete investment program.

Main Risks of Investing in the Fund

                         All investments carry risks to some degree.  The Fund's
                    investments are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements (this is referred to as "market risk"), or the change in value of particular stocks or bonds because of an event affecting the issuer (in the case of bonds, this is known as "credit risk"). High-yield, lower-grade bonds (commonly called "junk bonds") are subject to greater credit risks than investment-grade securities. The Fund can have a significant amount of its assets invested in foreign securities. Therefore, it will be subject to the risks of economic, political or other events that can affect the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock and bond prices (this is known as "interest rate risk").

                         These risks  collectively  form the risk profile of the
                    Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                         The  Manager   tries  to  reduce   risks  by  carefully
                    researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

                         However,  changes  in  the  overall  market  prices  of
                    securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events. There is no
                    assurance   that  the  Fund  will  achieve  its   investment
                    objective.

                         |X| Risks of Investing in Stocks.  Stocks  fluctuate in
                    price, and their short-term volatility at times can be great. The value of the Fund's portfolio therefore will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

                         Additionally,   stocks  of  issuers  in  a   particular
                    industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

                         |X|  Risks  of  Foreign  Investing.  The  Fund  can buy
                    securities issued by companies or governments in any country, including developed and underdeveloped countries. Although there are no limits on the amounts it can invest in foreign securities, normally the Fund does not expect to invest more than 35% of its assets in foreign securities.

                         While  foreign   securities  offer  special  investment
                    opportunities, there are also special risks that can reduce the Fund's share price and returns. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Foreign government debt securities may not be backed by the full faith and credit of the issuing government.

                         |_| Special Risks of Emerging and  Developing  Markets.
                    Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

                         These  countries  might  have  less  developed  trading
                    markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

                    |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

                         |_| Special Risks of  Lower-Grade  Securities.  Because
                    the Fund can invest in securities below investment-grade to seek high income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities (commonly called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

                         |X| Interest Rate Risks. The prices of debt securities,
                    including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

                         |X| Prepayment  Risk.  Prepayment  risk occurs when the
                    mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

                         The  impact of  prepayments  on the price of a security
                    may be difficult to predict and may increase the volatility of the price. The Fund might have to reinvest the proceeds of prepaid securities in new securities offering lower yields. Additionally, the Fund can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

                         If interest rates rise rapidly, prepayments might occur
                    at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

                         |X|  There  Are  Special  Risks  in  Using   Derivative
                    Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, CMOs, and structured notes are examples of derivatives the Fund can use.

                         If the issuer of the derivative does not pay the amount
                    due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

                    How Risky is the Fund Overall? In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares will go up and down in response to those changes. The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but debt securities are subject to credit and interest rate risks. The Fund may be less volatile than funds that focus only on stock investments, but has more risks than funds that focus solely on investment grade bonds.

                    An  investment  in the Fund is not a deposit of any bank and
                    is  not  insured  or  guaranteed  by  the  Federal   Deposit
                    Insurance Corporation or any other government agency.

The Fund's Past Performance

                         The bar chart and table  below show one  measure of the
                    risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of broad-based market indices. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

                    [See appendix to prospectus for data in bar chart showing annual total returns]

                    For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 1.62%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 11.22% (4th Q '98) and the lowest return (not annualized) for a calendar quarter was -10.46% (3rdh Q '98).


Average  Annual Total  Returns
for the periodS  ended
December 31, 1998                 1 Year       5 Years         10 Years

Oppenheimer Multiple              6.66%        11.43%           11.22%
Strategies Fund/VA

S&P 500 Index                    28.60%        24.05%          19.19%

Lehman  Bros.Aggregate  Bond     8.69%         7.27%            9.26%
Index

                    The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate account that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in stocks, the Fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of U.S. equity securities that is a measure of the general domestic stock market. Because the Fund also invests in debt securities, the Fund also compares its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate, government and mortgage-backed securities that is a measure of the domestic bond market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the indices.

                    The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if funds have the same portfolio managers and/or similar names.

-----------------

                    1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.



About the Fund's Investments

                    The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. At times the Fund may focus more on investing for capital appreciation with less emphasis on income. At other times, for example when stock markets are less stable, the Fund may increase the relative emphasis of its portfolio in income-seeking investments, such as bonds and money market instruments.

                         In  seeking   broad   diversification   of  the  Fund's
                    portfolio over asset classes, issuers and economies, the portfolio managers consider overall and relative economic conditions in U.S. and foreign markets. They seek broad diversification by investing in different countries to help moderate the special risks of investing in foreign securities and lower-grade, high-yield debt securities. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

                    Stock and Other Equity Investments. The Fund can invest in equity securities of issuers that may be of small, medium or large size, to seek capital growth. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although some convertible securities are a type of debt security, the Manager considers some of those convertible securities to be "equity equivalents" because of the conversion feature. In that case, their rating has less impact on the investment decision than in the case of other debt securities. The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential or that are undervalued.

                         The Fund's equity investments may be exchange-traded or
                    over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies. The Fund limits its investments in securities of small, unseasoned issuers to not more than 5% of its net assets.

                    Debt Securities. The Fund can also invest in debt securities, such as U.S. government securities, foreign government securities, and foreign and domestic corporate bonds, notes and debentures, for their income possibilities.

                         The  debt  securities  the  Fund  buys  may be rated by
                    nationally recognized rating organizations or they may be unrated securities assigned a rating by the Manager. The Fund's investments may be investment grade or below investment grade in credit quality. The Manager does not rely solely on ratings by rating organizations in selecting debt securities but evaluates business and economic factors affecting an issuer as well.

                         The Fund's foreign debt  investments can be denominated
                    in U.S. dollars or in foreign currencies and can include "Brady Bonds." Those are U.S. dollar-denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by governments of emerging market countries and are considered speculative securities with higher risks of default. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

                         |X| U.S. Government Securities.  The Fund can invest in
                    securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities". These are referred to as "U.S. government securities" in this Prospectus. They can include collateralized mortgage obligations (CMOs) and other mortgage-related securities. Mortgage-related securities are subject to additional risks of unanticipated prepayments of the underlying mortgages, which can affect the income stream to the Fund from those securities as well as their values.

                         |_| U.S. Treasury  Obligations.  These include Treasury
                    bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayment of principal. The Fund can buy U.
                    S. Treasury securities that have been "stripped" of their interest coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS"). Although not rated, Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

                         |_| Obligations Issued or Guaranteed by U.S. Government
                    Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs"). These have relatively little credit risk.

                         |_| Mortgage-Related  U.S. Government  Securities.  The
                    Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.

                         The prices and yields of CMOs are determined,  in part,
                    by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

                         If  prepayments  of  mortgages  underlying  a CMO occur
                    faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

                         When  interest  rates rise  rapidly and if  prepayments
                    occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

                         |X| Private-Issuer Mortgage-Backed Securities. The Fund
                    can invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these would include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

                         |X|   Asset-Backed   Securities.   The   Fund  can  buy
                    asset-backed securities, which are fractional interests in pools of loans collateralized by loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

                         |X| High-Yield,  Lower-Grade Debt Securities.  The Fund
                    can invest without limit in lower-grade, high yield debt securities, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

                         Lower-grade debt securities are those rated below "Baa"
                    by Moody's Investors Service or lower than "BBB" by Standard & Poor's or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

                         While investment-grade  securities are subject to risks
                    of non-payment of interest and principal, in general high-yield lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. The special risks these securities are subject to mean that the Fund may not achieve the expected income from them and that the Fund's net asset value per share may be affected by declines in value of these securities.

                    Money  Market  Instruments.  The  Fund can  invest  in money market instruments, which are debt obligations having a remaining maturity of 13 months or less. They include short-term certificates of deposit, bankers' acceptances, commercial paper (including variable amount master demand notes), U.S. Government obligations, and other debt instruments (including bonds) issued by corporations. These securities may have variable or floating interest rates. The Fund's investments in commercial paper in general will be limited to paper in the top two rating categories of Standard & Poor's, Moody's or other national rating organizations.

                    |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                         Failure by the Fund to meet those special  requirements
                    could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

                    Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                         |X| Bank Loan  Participation  Agreements.  The Fund can
                    invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Manager looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan. Not more than 5% of the Fund's net assets can be invested in participation interests of any one borrower.

                         |X|  Repurchase  Agreements.  The Fund can  enter  into
                    repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.

                         |X| Zero-Coupon and "Stripped" Securities.  Some of the
                    U.S. government debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped"
                    securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

                         The values of interest-only mortgage related securities
                    are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

                         |X| Illiquid and Restricted Securities. Investments may
                    be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                         |X|  Derivative  Investments.  The Fund can invest in a
                    number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value. Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

                         |X| Hedging. The Fund can buy and sell certain kinds of
                    futures contracts, forward contracts and put and call options, including options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them.

                         The  Fund  could  buy and  sell  options,  futures  and
                    forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

                         Options  trading  involves  the payment of premiums and
                    has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

                         If the Manager used a hedging  instrument  at the wrong
                    time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                    Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

                    The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

                    The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                         The Manager has operated as an investment adviser since
                    1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                         |X|  Portfolio  Manager.  The  Fund's  management  team
                    includes three portfolio managers. Each is a Vice President of the Fund. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Richard H. Rubinstein, who is a Senior Vice President of the Manager, has been a portfolio manager of the Fund since April 1991. John Doney and Michael Levine, who are both Vice Presidents of the Manager, have been portfolio managers of the Fund since May 1999 and August 1998, respectively. Each serves as an officer and manager of other Oppenheimer funds. Prior to joining the Manager in June 1994, Mr. Levine was a portfolio manager and research associate for Amas Securities, Inc. Mr. Rubinstein has been a portfolio manager of the Manager since June 1990 and Mr. Doney since June 1992.

                         |X|  Advisory  Fees.  Under  the  Investment   Advisory
                    Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.72% of the Fund's average annual net assets.

                         |X| Possible Conflicts of Interest. The Fund offers its
                    shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                         The  Fund's  Board  has   procedures   to  monitor  the
                    portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

                    How  Are  Shares  Purchased?  Shares  of  the  Fund  may  be
                    purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


                    Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                    -- At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                         The net asset value per share is  determined  as of the
                    close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                         The net asset value per share is determined by dividing
                    the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                         The  offering  price  that  applies  to an order from a
                    participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                    -- Classes of Shares. The Fund offers two different classes of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                         This  prospectus may not be used to offer or sell Class
                    2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's prospectus that offers Class 2 shares. That prospectus may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc., by calling toll-free at 1-888-470-0861.

                    How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                         The share price that applies to a  redemption  order is
                    the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

                    Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                         All dividends (and any capital gains distributions will
                    be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

                    Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

                    Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                         This  information is only a summary of certain  federal
                    income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.


Financial Highlights

                    The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights                              Year Ended  December 31,
                                                  1998
1997            1996        1995        1994
==================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $17.01
$15.63          $14.55      $12.91      $13.88
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net  investment income                                 .71
 .62             .72         .66         .63
Net realized and unrealized gain (loss)                .42
1.95            1.45        2.00        (.90)
                                                     -----
-----           -----       ------      ------
Total income (loss) from investment operations        1.13
2.57            2.17        2.66        (.27)
-------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.16)
(.61)           (.74)       (.65)       (.60)
Distributions from net realized gain                  (.93)
(.58)           (.35)       (.37)       (.10)
                                                     ------
------          ------      ------     ------
Total dividends and distributions to shareholders    (1.09)
(1.19)          (1.09)      (1.02)       (.70)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $17.05
$17.01          $15.63      $14.55      $12.91
                                                    ======
======          ======      ======      ======
==================================================================================================================
Total Return, at Net Asset Value(1)                   6.66%
17.22%          15.50%      21.36%      (1.95)%
==================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $622,333
$637,545        $484,285    $381,263    $292,067
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $640,131
$564,369        $428,277    $344,745    $279,949
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 4.05%
3.86%           4.89%       4.81%       4.90%
Expenses                                              0.76%
0.75%           0.77%       0.77%       0.56%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                            42.5%
41.9%           40.3%       39.0%       31.4%

                    1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

                    2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended
                    December  31,  1998  were   $235,924,766  and  $252,937,156,
                    respectively.


For More Information About Oppenheimer Multiple Strategies Fund/VA:

                    The  following  additional   information  about  Oppenheimer
                    Multiple Strategies Fund/VA is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
                    Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



How to Get More Information:



                    You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund: By Telephone: Call OppenheimerFunds Services toll-free: 1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

                    You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

                    No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0670.001.0599 Printed on recycled paper.







                                          Appendix to Prospectus of
                                   Oppenheimer Multiple Strategies Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                         Graphic   material   included  in  the   Prospectus  of
                    Oppenheimer Multiple Strategies Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                         A bar chart will be included in the  Prospectus  of the
                    Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns
12/31/89                                                      15.76%
12/31/90                                                      -1.90%
12/31/91                                                      17.48%
12/31/92                                                       8.99%
12/31/93                                                      15.95%
12/31/94                                                      -1.95%
12/31/95                                                      21.36%
12/31/96                                                      15.50%
12/31/97                                                      17.22%
12/31/98                                                       6.66%

(OppenheimerFunds logo)



Oppenheimer Main Street Growth & Income Fund/VA
A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999


                    Oppenheimer Main Street Growth & Income Fund/VA is a mutual fund that seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies. Prior to May 1, 1999, this Fund was named "Oppenheimer Growth & Income Fund". Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.






                    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.



Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


                    What  Is  the  Fund's  Investment   Objective?   The  Fund's
                    objective is to seek high total return (which includes growth in the value of its shares as well as current income)
                    from        equity        and        debt        securities.


                    What Does the Fund Invest In? The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the capitalization of issuers in which it invests, the Fund's investment Manager, OppenheimerFunds, Inc., currently emphasizes the stocks of large-capitalization companies in the Fund's portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks. While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments.

                         The Fund can also use hedging  instruments  and certain
                    derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

                         |X| How Does the Manager Decide What  Securities to Buy
                    or Sell? In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

                         Multi-factor quantitative models: These include a group
                    of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of "bottom up" models helps to rank stocks in a universe typically including 2000 stocks, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

                    o Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with
                    emphasis  on  current  company  news  and   industry-related
                    events.

                    o Judgment: The portfolio is then continuously rebalanced by the portfolio managers, using all of the tools described above.

                    Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high total return from their investment over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in stocks. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income.


Main Risks of Investing in the Fund

                         All investments carry risks to some degree.  The Fund's
                    investments are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements (this is referred to as "market risk"), or the change in value of particular stocks or bonds because of an event affecting the issuer (in the case of bonds, this is known as "credit risk").

                         At times,  the Fund may increase the relative  emphasis
                    of its investments in a particular industry compared to the weighting of that industry in the S&P 500 Index, which the Fund uses as a performance benchmark. Therefore, it may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry (this is referred to as "industry risk"). Changes in interest rates can also affect bond prices (this is known as "interest rate risk").

                         These risks  collectively  form the risk profile of the
                    Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                         The  Manager   tries  to  reduce   risks  by  carefully
                    researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

                         However,  changes  in  the  overall  market  prices  of
                    securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events. There is no
                    assurance   that  the  Fund  will  achieve  its   investment
                    objective.

                         |X| Risks of Investing in Stocks.  Stocks  fluctuate in
                    price, and their short-term volatility at times may be great. Because the Fund currently emphasizes investments in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund"s net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.

                         A  variety  of  factors  can  affect  the  price  of  a
                    particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Fund currently intends to focus its investments in stocks of U.S. issuers, it will be affected primarily to changes in U.S. stock markets.

                         Additionally,   stocks  of  issuers  in  a   particular
                    industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can change the relative emphasis of its investment focus from time to time on small and medium-size companies (having a market capitalization of less than $5 billion), which may have more volatile stock prices than large companies.

                         How Risky is the Fund Overall? In the short term, stock
                    markets can be volatile, and the price of the Fund's shares will go up and down in response to those changes. The Fund's income-oriented investments, if any, may help cushion the Fund's total return from changes in stock prices, but debt securities are subject to credit and interest rate risks and are not the main focus of the Fund. The Fund may be less volatile than funds that focus only on small-cap, foreign or sector stock investments, but may be more volatile than funds that place more emphasis on debt securities, particularly on investment grade bonds.

                    An  investment  in the Fund is not a deposit of any bank and
                    is  not  insured  or  guaranteed  by  the  Federal   Deposit
                    Insurance Corporation or any other government agency.

The Fund's Past Performance

                         The bar chart and table  below show one  measure of the
                    risks of investing in the Fund, by showing changes in the Fund's performance1 for the full calendar year since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

                    For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 3.87%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 19.28% ( 4th Q '98) and the lowest return (not annualized) for a calendar quarter was -22.38% ( 3rd Q '98).

Average  Annual Total  Returns
for  the periods  ended            1 Year              Life of Fund*
December 31, 1998

Oppenheimer Main Street             4.70%                27.00%
Growth & Income Fund/VA

S&P 500 Index                       28.60%               28.61%


*The Fund's inception date was 7/5/95. The "life of class" index performance is shown from 6/30/95.

                    The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests mainly in stocks, the Fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of U.S. equity securities. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index.

 ---------------------
                    1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.

                    The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

                    The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

                    |X| Stock and Other Equity Investments. The Fund invests mainly in common stocks. It can also buy other equity securities. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although some convertible securities are a type of debt security, the Manager considers some of those convertible securities to be "equity equivalents" because of the conversion feature and their rating has less impact on the investment decision than in the case of other debt securities. The Fund invests in securities issued by companies that the Manager believes have appreciation potential.

                         The Fund"s equity investments may be exchange-traded or
                    over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies.

                    |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                         Failure by the Fund to meet those special  requirements
                    could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

                    Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                         |X| Debt  Securities.  The Fund can also invest in debt
                    securities, such as U.S. government securities, foreign government securities, and foreign and domestic corporate bonds, notes and debentures, for their income possibilities. Currently the Fund does not invest a significant percentage of its assets in debt securities, although their relative emphasis in the portfolio may change if the Manager believes they offer opportunities to increase the Fund's total return.

                         The  debt  securities  the  Fund  buys  may be rated by
                    nationally recognized rating organizations or they may be unrated securities assigned a rating by the Manager. The Fund's investments may be above or below investment grade in credit quality. The Manager does not rely solely on ratings by rating organizations in selecting debt securities but evaluates business and economic factors affecting an issuer as well.

                         |X|  Risks  of  Foreign  Investing.  The  Fund  can buy
                    securities issued by companies or governments in any country, including developed and underdeveloped countries. There are no limits on the amounts it can invest in foreign securities, but the Fund currently does not expect to have substantial investments in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

                         The change in value of a foreign  currency  against the
                    U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

                    |_| Interest Rate Risks. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will typically be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

                         |_| Credit Risk.  Debt securities are subject to credit
                    risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default.

                    |_| U.S.  Government  Securities.  The Fund  can  invest  in
                    securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities". These are referred to as "U.S. government securities" in this Prospectus. Although not rated, Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

                    |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a loss to the Fund if the value of the security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

                    |X| Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                    |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value.

                    |X| There Are Special Risks in Using Derivative Investments. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

                    Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

                         |X| Hedging. The Fund can buy and sell certain kinds of
                    futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them.


                         The  Fund  could  buy and  sell  options,  futures  and
                    forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

                         Options  trading  involves  the payment of premiums and
                    has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

                         If the Manager used a hedging  instrument  at the wrong
                    time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                    Temporary Defensive Investments. In times of unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it may not achieve its investment objective of high total return.

                    Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

                         The Manager,  the  Distributor  and the Transfer  Agent
                    have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

                    An  investment  in the Fund is not a deposit of any bank and
                    is  not  insured  or  guaranteed  by  the  Federal   Deposit
                    Insurance Corporation or any other government agency.


How the Fund Is Managed

                    The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                         The Manager has operated as an investment adviser since
                    1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                         |X| Portfolio  Managers.  The portfolio managers of the
                    Fund are Charles Albers and Nikolaos Monoyios, who are also Vice Presidents of the Fund. They have been responsible for the day-to-day management of the Fund's portfolio since May 1, 1999. Mr. Albers is a Senior Vice President of the Manager and Mr. Monoyios is a Vice President of the Manager. Prior to joining the Manager in April, 1998, they were portfolio managers at Guardian Investor Services (from 1972 and 1979, respectively), the investment management subsidiary of The Guardian Life Insurance Company.

                         |X|  Advisory  Fees.  Under  the  Investment   Advisory
                    Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.74% of the Fund's average annual net assets.

                         |X| Possible Conflicts of Interest. The Fund offers its
                    shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                         The  Fund's  Board  has   procedures   to  monitor  the
                    portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.



Investing in the Fund

How to Buy and Sell Shares

                    How  Are  Shares  Purchased?  Shares  of  the  Fund  may  be
                    purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


                    Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                         |X| At What Price Are Shares  Sold?  Shares are sold at
                    their  offering  price,  which is the net  asset  value  per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                         The net asset value per share is  determined  as of the
                    close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                         The net asset value per share is determined by dividing
                    the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                         The  offering  price  that  applies  to an order from a
                    participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                         |X| Classes of Shares.  The Fund  offers two  different
                    classes of shares. The class of shares offered by this Prospectus has no class "name" designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

                         This  prospectus may not be used to offer or sell Class
                    2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Prospectus that offers Class 2 shares. That prospectus may be obtained without charge when Class 2 shares are offered by contacting any participating insurance sponsor that offers Class 2 shares of the Funds as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc., by calling toll-free 1-888-470-0861.

                    How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                    The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

                    Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                         All dividends (and any capital gains distributions will
                    be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

                    Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

                    Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                         This  information is only a summary of certain  federal
                    income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.




Financial Highlights

                    The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.


Financial Highlights                              Year Ended December
31,
                                                  1998
1997        1996         1995(1)
========================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $20.58
$16.37        $12.51        $10.00
--------------------------------------------------------------------------------------------------------
Income from investment
operations:
Net investment income                                   .13
 .19           .14           .01
Net realized and unrealized gain                        .92
4.91          3.91          2.52
                                                     ------
------       -------        ------
Total income from investment operations                1.05
5.10          4.05          2.53
-------------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income                   (.05)
(.17)         (.14)         (.02)
Distributions from net realized gain                  (1.10)
(.72)         (.05)           --
                                                     ------
------       -------        ------
Total dividends and distributions to shareholders     (1.15)
(.89)         (.19)         (.02)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $20.48
$20.58        $16.37        $12.51
                                                     ======
======        ======        ======
========================================================================================================
Total Return, at Net Asset Value(2)                    4.70%
32.48%        32.51%        25.25%
========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $ 308,353       $
155,368      $ 47,009       $ 4,288
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 234,306       $
94,906      $ 21,562       $ 1,809
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  0.74%
1.15%         1.41%         0.50%(3)
Expenses                                               0.79%
0.83%         1.00%         2.07%(3)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                             85.7%
78.5%        112.6%         23.7%


                    1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.

                    2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

                    3.  Annualized.

                         4. The  lesser  of  purchases  or  sales  of  portfolio
                    securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $287,405,235 and $199,780,365, respectively.



For More Information About Oppenheimer Main Street Growth & Income Fund/VA:

                    The following additional information about Oppenheimer Main Street Income & Growth Fund/VA is available without charge upon request:

Statement of Additional Information
                    This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports

                    Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The report refers to the Fund as "Oppenheimer Growth & Income Fund" (its name prior to May 1, 1999).




How to Get More Information:



                    You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund: By Telephone: Call OppenheimerFunds Services toll-free: 1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

                    You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

                    No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0650.001.0599 Printed on recycled paper.






                                          Appendix to Prospectus of
                                Oppenheimer Main Street Growth & Income Fund
                              (a series of Oppenheimer Variable Account Funds)


                         Graphic   material   included  in  the   Prospectus  of
                    Oppenheimer Main Street Growth & Income Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                         A bar chart will be included in the  Prospectus  of the
                    Fund depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the three most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/96                                                      32.51%
12/31/97                                                      32.48%
12/31/98                                                       4.70%